CONFORMED SUBMISSION TYPE:          485BPOS
PUBLIC DOCUMENT COUNT:              8
FILED AS OF DATE:                   20000120
EFFECTIVENESS DATE:                 20000120

FILER:

         COMPANY DATA:
                  COMPANY CONFORMED NAME:                     ICON FUNDS
                  CENTRAL INDEX KEY:                          0001025770
                  STANDARD INDUSTRIAL CLASSIFICATION: []
                  STATE OF INCORPORATION:                     MA
                  FISCAL YEAR END:                   0930

         FILING VALUES:
                  FORM TYPE:        485BPOS
                  SEC ACT:
                  SEC FILE NUMBER:  333-14927
                  FILM NUMBER:      98767816

         FILING VALUES:
                  FORM TYPE:        485BPOS
                  SEC ACT:
                  SEC FILE NUMBER:  811-07883
                  FILM NUMBER:      98767301

         BUSINESS ADDRESS:
                  STREET 1:         12835 ARAPAHOE ROAD
                  STREET 2:         TOWER II, PENTHOUSE
                  CITY:             ENGLEWOOD
                  STATE:            CO
                  ZIP:              80112
                  BUSINESS PHONE:   3037901600

         MAIL ADDRESS:
                  STREET 1:         12835 ARAPAHOE ROAD
                  STREET 2:         TOWER II, PENTHOUSE
                  CITY:             ENGLEWOOD
                  STATE:            CO
                  ZIP:              80112


                                               REGISTRATION NO. 333-14927
                                               REGISTRATION NO. 811-7883

--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Pre-Effective Amendment No.......

                         Post-Effective Amendment No. 7

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 7

                                   ICON Funds
               (Exact Name Of Registrant As Specified In Charter)

          12835 East Arapahoe Road Tower II Englewood, Colorado 80112
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (303) 790-1600

                                 Erik L. Jonson
          12835 East Arapahoe Road Tower II Englewood, Colorado 80112

                     (Name and Address of Agent for Service)

                                  With copy to:
                        Charles W. Lutter, Jr., Attorney
                   103 Canyon Oaks, San Antonio, TX 78232-1305

It is proposed that this filing will become effective:

/   / immediately upon filing pursuant to paragraph (b)

/ X / on January 20, 2000 pursuant to paragraph (b)

/   / 60 days after filing pursuant to paragraph (a)(1)

/   / on (date)  pursuant to paragraph (a)(1)

/   / 75 days after filing pursuant to paragraph (a)(2)

/   / on (date) pursuant to paragraph (a)(2) of Rule 485

Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended September 30, 1999 was filed on December 27, 1999.

--------------------------------------------------------------------------------



                                     PART A

                                   PROSPECTUS
--------------------------------------------------------------------------------


                                   ICON FUNDS






                                   PROSPECTUS



                                JANUARY 20, 2000



  U.S. Equity Funds                         International Equity Funds
  ICON Basic Materials Fund                 ICON Asia Region Fund
  ICON Capital Goods Fund                   ICON South Pacific Region Fund
  ICON Consumer Cyclicals Fund              ICON North Europe Region Fund
  ICON Consumer Staples Fund                ICON South Europe Region Fund
  ICON Energy Fund                          ICON Western Hemisphere Fund
  ICON Financial Services Fund
  ICON Healthcare Fund                      Fixed Income Fund
  ICON Leisure Fund                         ICON Short-Term Fixed Income Fund
  ICON Technology Fund
  ICON Telecommunication & Utilities Fund
  ICON Transportation Fund









These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has any commission determined whether this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                                TABLE OF CONTENTS


SUMMARY OF PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES AND RISKS ..........    3
           U.S. Equity Funds ..............................................    3
           International Equity Funds .....................................    5
           Fixed Income Fund ..............................................    7

FUND BY FUND SUMMARY-HOW HAVE THE FUNDS PERFORMED .........................    8
           ICON Basic Materials Fund ......................................    9
           ICON Consumer Cyclicals Fund ...................................   10
           ICON Energy Fund ...............................................   11
           ICON Financial Services Fund ...................................   12
           ICON Healthcare Fund ...........................................   13
           ICON Leisure Fund ..............................................   14
           ICON Technology Fund ...........................................   15
           ICON Telecommunication & Utilities Fund ........................   16
           ICON Transportation Fund .......................................   17
           ICON Asia Region Fund ..........................................   18
           ICON North Europe Region Fund ..................................   19
           ICON South Europe Region Fund ..................................   20
           ICON Short-Term Fixed Income Fund ..............................   21

FEES AND EXPENSES OF THE FUND .............................................   22

MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES,
PRINCIPAL STRATEGIES AND RISKS ............................................   24
           U.S. Equity Funds ..............................................   24
           International Equity Funds .....................................   30
           Fixed Income Fund ..............................................   42
ADDITIONAL CONSIDERATIONS .................................................   42

ORGANIZATION AND MANAGEMENT OF THE FUNDS ..................................   43

ABOUT YOUR ACCOUNT ........................................................   46

USEFUL INFORMATION ABOUT DISTRIBUTIONS AND TAXES ..........................   47

HOW TO INVEST IN THE FUND .................................................   48

HOW TO REDEEM SHARES ......................................................   49

HOW TO MAKE EXCHANGES .....................................................   50

FINANCIAL HIGHLIGHTS ......................................................   51
           ICON Basic Materials Fund ......................................   52
           ICON Consumer Cyclicals Fund ...................................   53
           ICON Energy Fund ...............................................   54
           ICON Financial Services Fund ...................................   55
           ICON Healthcare Fund ...........................................   56
           ICON Leisure Fund ..............................................   57
           ICON Technology Fund ...........................................   58
           ICON Telecommunication & Utilities Fund ........................   59
           ICON Transportation Fund .......................................   60
           ICON Asia Region Fund ..........................................   61
           ICON North Europe Region Fund ..................................   62
           ICON South Europe Region Fund ..................................   63
           ICON Short-Term Fixed Income Fund ..............................   64


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ICON Funds    Prospectus Page 2

        SUMMARY OF PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The ICON Funds consist of seventeen portfolios each of which has its own investment objectives and policies. The portfolios are designed to serve a wide range of investor needs. To help you understand the ICON Funds and decide which fund is appropriate for you, this section reviews the investment objectives, strategies and risks.

U.S. EQUITY FUNDS

--------------------------------------------------------------------------------
Name of Fund                Industry baskets include, but are not limited to:
--------------------------------------------------------------------------------
ICON Basic Materials Fund   Construction; Containers; Gold Mining; Chemicals;
                            Metals Mining; Aluminum; Paper & Forest Products;
                            Metal Fabricators; and Steel.
--------------------------------------------------------------------------------
ICON Capital Goods Fund *   Chemicals; Building Materials; Conglomerates;
                            Electrical Equipment; Machine Tools; Machinery
                            (Diversified); Manufacturing; and Pollution
                            Control/Environment.
--------------------------------------------------------------------------------
ICON Consumer Cyclicals     Hardware & Tools; Engineering & Construction;
Fund                        Homebuilding/Manufactured Housing; Household
                            Furnishings & Appliances; Housewares;
                            Retail-General/Department Stores; Retail-Specialty;
                            Retail-Specialty Apparel; Shoes; Textile-Apparel
                            Manufacturers; and Toys.
--------------------------------------------------------------------------------
ICON Consumer Staples       Beverages; Cosmetics; Distributors-Consumer
Fund *                      Products; Foods; Household Products; Retail-Drug;
                            Retail-Food Chains; and Tobacco.
--------------------------------------------------------------------------------
ICON Energy Fund            Oil-Domestic and International Integrated; Oil and
                            Gas-Equipment & Drilling; Oil and Gas-Exploration &
                            Production; Oil and Gas-Refining and Marketing; and
                            Natural Gas.
--------------------------------------------------------------------------------
ICON Financial Services     Banks; Financial Services; Insurance Property
Fund                        Casualty; Insurance-Life/Multi-line; Investment
                            Banks/Brokerage Firms; Personal Loans; Real Estate
                            Investment Trusts; and Savings & Loan Companies.
--------------------------------------------------------------------------------
ICON Healthcare Fund        Biotechnology; Hospital Management; Long-Term Care;
                            Special Services; Managed Care; Healthcare Drugs/
                            Pharmaceuticals; and Medical Equipment & Devices.
--------------------------------------------------------------------------------
ICON Leisure Fund           Broadcasting/Cable; Entertainment; Gaming; Leisure
                            Time Products; Lodging-Hotels; Publishing;
                            Publishing-Newspapers; Tobacco; and Restaurants.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 3

--------------------------------------------------------------------------------
ICON Technology Fund        Communication Equipment; Computers, Hardware,
                            Software Networking, Peripherals and Servicing; Data
                            Processing; Electronics, Defense, Components,
                            Distributors, and Instruments; Semiconductors,
                            Equipment and Electronics; Office Equipment &
                            Supplies; and Photography/Imaging.
--------------------------------------------------------------------------------
ICON Telecommunication      Cellular; Electric, Gas and Water Utilities; and
& Utilities Fund            Telecommunications.
--------------------------------------------------------------------------------
ICON Transportation Fund    Aerospace/Defense; Automobiles; Airlines; Railroads;
                            Heavy Duty Truck & Parts; and Truckers.
--------------------------------------------------------------------------------
* (not funded as of the date of this document)

Investment Objectives

The investment objective of each U.S. Equity Fund is to provide long-term growth through investing primarily in the common stock and securities convertible into common stock of U.S. issuers.

Principal Strategies

The ICON Funds are managed using a value-based industry rotation approach. The ICON Funds' portfolio manager for the U.S. Equity Funds strives to add value by under-weighting and over-weighting industries within each portfolio's sector. The strategy focuses primarily on industries and companies comprising the Standard & Poors SuperComposite 1500 Index ("S&P 1500"), which have been divided into industry groups or sectors as set forth in the table above. As a result, the Funds primarily invest in stocks of mid-cap and large cap companies, and generally will have a minimum of 2-3 industries for diversification. A basket of stocks is selected to achieve industry exposure. The portfolio manager attempts to produce above average returns compared to its industry/sector.

A sector fund is a targeted mutual fund. An example of a sector would be Technology which is made up of fourteen industries. Computer Software is an industry inside of the Technology sector. Financial Services is also a sector. It is made up of twelve industries. Money Center Banks is an industry inside of the Financial Services sector.

The portfolio manager uses this value bargain-hunting approach to identify industries that are bargains. That is, most of the stocks in an industry have fallen out of favor. They're cheap, and the portfolio manager believes that it is important to invest in them.

Unlike ICON Funds' portfolio managers, most sector rotation managers perform "top down" investing. They try to predict the economy, predict what Congress will do, predict what the Federal Reserve Bank will do, and they work their way down to what sectors in which to invest. The ICON Funds' portfolio manager starts at the bottom. The manager determines which sectors and industries are on sale; and simply buys them. In other words, it is approached from bottom-up, where industries are acquired because they are bargains.


--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 4

Principal Risks

Please keep in mind that no Fund can guarantee that it will meet its objective and that, as with any investment, you can lose money by investing in the Fund. As with all equity funds, the share price can fall because of weakness in the market as a whole, weakness in a particular industry, or weakness in specific holdings. The Funds' investments in value stocks carry the risks that the market will not recognize a stock's intrinsic value for a long time, or that a stock believed to be undervalued may actually be appropriately priced. We believe the four main risks of investing in the U.S. Equity Funds are market risk, management risk, concentration risk and non-diversification risk.

* Market Risk: The risk that the market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Mid-cap stocks are more vulnerable to these fluctuations than large cap stocks. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

* Management Risk: The risk that a strategy used by a Fund's management may fail to produce the intended result.

* Concentration Risk: The risk associated with portfolios concentrated in a particular sector or limited number of industries that the entire sector or industries will be negatively affected, resulting in losses greater than a portfolio not so narrowly invested would have experienced. Consequently, the Fund may be more vulnerable to any single economic, political or regulatory occurrence.

* Non-Diversification Risk: The U.S. Equity Funds are non-diversified, and each may invest up to 25% of its total assets in the securities of one issuer at the time of purchase. The Fund's net asset value may be more volatile than that of a more-widely diversified fund because the Fund may invest more of its assets in a smaller number of issuers. Consequently, the Fund may be more vulnerable to any single economic, political or regulatory occurrence, and the gains or losses on a single stock may have a greater impact on the Fund's net asset value.

INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------
Name of Fund                May include, but is not limited to, baskets of
                            securities from the following countries:
--------------------------------------------------------------------------------
ICON Asia Region Fund       Japan; Korea; China (plus Hong Kong); and Taiwan.
--------------------------------------------------------------------------------
ICON South Pacific Region   Australia; Indonesia; Malaysia; New Zealand; and
Fund *                      Singapore.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 5

--------------------------------------------------------------------------------
ICON North Europe Region    Belgium; Denmark; Finland; Germany; Ireland;
Fund                        Netherlands; Norway; Sweden; and United Kingdom.
--------------------------------------------------------------------------------
ICON South Europe Region    Austria; France; Greece; Italy; Portugal; Spain; and
Fund                        Switzerland.
--------------------------------------------------------------------------------
ICON Western Hemisphere     Argentina; Brazil; Canada; Chile; and Mexico.
Fund *
--------------------------------------------------------------------------------
* (not funded as of the date of this document)

Investment Objectives

The International Equity Funds seek to provide long-term capital appreciation. Each Fund seeks to achieve its objective by investing primarily in common stocks of foreign issuers.

Principal Strategies

Each International Equity Fund focuses on a particular geographic region of the world as set forth in the table above. The investment strategy focuses on country rotation within the region using a value approach. A basket of stocks is selected for each country within the region to achieve broad exposure across industries. The portfolio manager attempts to produce above average returns compared to its geographical region.

The portfolio manager uses this value bargain-hunting approach to identify countries that are bargains. That is, most of the stocks in a country have fallen out of favor. They're cheap, and the portfolio manager believes that it is important to invest in them.

Unlike ICON Funds' portfolio managers, most sector/regional fund rotation managers perform "top down" investing. They try to predict the economies, predict what the governments will do, predict what the national banks and/or currency regulators will do, and they work their way down to the stocks in which to invest. The ICON Funds' portfolio manager starts at the bottom. The manager determines which countries are attractive relative to other countries. The manager then uses its proprietary valuation model to calculate the value of stocks in those countries from its approved list of international stocks, and simply buys them. In other words, it is approached from bottom-up, where countries are acquired because they are bargains.

Principal Risks

Please keep in mind that no Fund can guarantee that it will meet its objective and that, as with any investment, you can lose money by investing in the Fund. As with all equity funds, the share price can fall because of weakness in the market as a whole, weakness in a particular industry, or weakness in specific holdings. The Funds' investments in value stocks carry the risks that the market will not recognize a stock's intrinsic value for a long time, or that a stock believed to be undervalued may actually be appropriately priced. We believe the five main risks of investing in the International Equity Funds are market risk, management risk, concentration risk, non-diversification risk and international investing risks.


--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 6

* Market Risk: The risk that the market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Mid-cap stocks are more vulnerable to these fluctuations than large cap stocks. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

* Management Risk: The risk that a strategy used by a Fund's management may fail to produce the intended result.

* Concentration Risk: The risk associated with portfolios concentrated in a particular region or country that the entire country will be negatively affected, resulting in losses greater than a portfolio not so narrowly invested would have experienced. Consequently, the Fund may be more vulnerable to any single economic, political or regulatory occurrence.

* Non-Diversification Risk: The International Equity Funds are non-diversified, and each may invest up to 25% of its total assets in the securities of one issuer at the time of purchase. The Fund's net asset value may be more volatile than that of a more-widely diversified fund because the Fund may invest more of its assets in a smaller number of issuers. Consequently, the Fund may be more vulnerable to any single economic, political or regulatory occurrence, and the gains or losses on a single stock may have a greater impact on the Fund's net asset value.

* International Investing Risks: There are additional risks with investing in foreign countries, especially in developing countries -- specifically, economic, currency, information, political and transaction risks. As a result of these additional risks, the Fund may be more volatile than a domestic equity fund. For example, the European funds are made up of countries with established capital markets and economies. The other funds represent regions with mostly developing markets and economies. In addition, foreign stocks may not move in concert with the U.S. markets.

FIXED INCOME FUND

--------------------------------------------------------------------------------
Name of Fund        Under normal market conditions, the Fund invests exclusively in:
--------------------------------------------------------------------------------
ICON Short-Term     U.S. Treasury obligations; obligations issued or guaranteed
Fixed Income Fund   by the agencies and instruments of the U.S. Government; and
                    repurchase agreements involving those obligations.
--------------------------------------------------------------------------------

Investment Objective

The ICON Short-Term Fixed Income Fund seeks to provide high current income consistent with the preservation of capital.


--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 7

Principal Strategies

The ICON Short-Term Fixed Income Fund seeks to provide higher current income than that typically offered by a money market fund. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed by the agencies and instruments of the U.S. Government; and (iii) repurchase agreements involving those obligations. The Fund also seeks to maintain a high degree of liquidity. To this end, the maximum remaining maturity of any single issue will be two years, with the exception of floating rate securities that reset at least annually.

Principal Risks

Please keep in mind that no Fund can guarantee that it will meet its objective and that, as with any investment, you can lose money by investing in the Fund. This is not a money market fund that endeavors to maintain a stable net asset value. An investment in this Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. We believe the main risk of investing in the ICON Short-Term Fixed Income Fund is interest rate risk.

* Interest Rate Risk: The risk that changes in interest rates will adversely affect the value of a security. When interest rates rise, the value of fixed-income securities will generally fall.

                             FUND BY FUND SUMMARIES
                          HOW HAVE THE FUNDS PERFORMED

The following descriptions provide an overview of each Fund's historical performance. Detailed information about the Funds' strategies and risks begins on page 22.

   Below each Fund's name are:

   *  A bar chart that shows how the Fund has performed in the past.
      You should be aware that the Funds have a short operating history.
   * The highest and lowest quarterly Fund return since inception, to show the Fund's short-term volatility in the past
   * A table that shows how the Fund's average annual returns compare to returns of a broad-based index

The comparative indexes included with each Fund's performance are included to provide a basis for comparing a Fund's performance against a specific securities market index and/or its peer group. Each index accounts for both change in security price and reinvestment of dividends. The indexes are unmanaged groups of securities that do not reflect the costs of managing a mutual fund. An investor cannot invest directly in the indexes.


--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 8

                            ICON Basic Materials Fund

--------------------------------------------------------------------------------
The following information provides some indication of the risks of investing in the Fund by showing how much returns can differ from one year to the next and by showing how the Fund's average annual returns compare with the returns of a broad measure of market performance. Past performance is no guarantee of future returns.
--------------------------------------------------------------------------------

              Bar Chart: Year-by-Year Total Return - Calendar Year


 [GRAPHIC OMITTED]

 1998: -10.59%       1999: 23.12%
--------------------------------------------------------------------------------
For Periods Ended 12-31-99:

Best Quarter:  Quarter Ended  6-30-99    Total Return for that Quarter:   22.66%
Worst Quarter: Quarter Ended  12-31-97   Total Return for that Quarter:  -30.22%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                            Periods Ended 12-31-99
                            1 Year                 Since Inception Date 5-5-1997
ICON Basic Materials Fund   23.12%                 -6.46%
S&P 1500 Index*             20.25%                 25.01%
--------------------------------------------------------------------------------
* The S&P 1500 is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P MidCap 400, S&P 500 and the S&P SmallCap 600 indices. Last year we used the S&P Basic Materials Index. It has been changed to a more broad-based index.


--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 9

                          ICON Consumer Cyclicals Fund

--------------------------------------------------------------------------------
The following information provides some indication of the risks of investing in the Fund by showing how much returns can differ from one year to the next and by showing how the Fund's average annual returns compare with the returns of a broad measure of market performance. Past performance is no guarantee of future returns.
--------------------------------------------------------------------------------

               Bar Chart: Year-by-Year Total Return -Calendar Year


 [GRAPHIC OMITTED]

 1998: 5.60%    1999: 4.74%
--------------------------------------------------------------------------------
For Periods Ended 12-31-99:

Best Quarter:  Quarter Ended 12-31-98    Total Return for that Quarter:   31.64%
Worst Quarter: Quarter Ended 9-30-98     Total Return for that Quarter:  -27.47%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                              Periods Ended 12-31-99
                              1 Year               Since Inception Date 7-9-1997
ICON Consumer Cyclicals Fund   4.74%                3.35%
S&P 1500 Index*               20.25%               22.33%
--------------------------------------------------------------------------------
* The S&P 1500 Index is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P MidCap 400, S&P 500 and the S&P SmallCap 600 indices.



--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 10

                                ICON Energy Fund

--------------------------------------------------------------------------------
The following information provides some indication of the risks of investing in the Fund by showing how much returns can differ from one year to the next and by showing how the Fund's average annual returns compare with the returns of a broad measure of market performance. Past performance is no guarantee of future returns.
--------------------------------------------------------------------------------

              Bar Chart: Year-by-Year Total Return - Calendar Year


 [GRAPHIC OMITTED]

 1998: -37.12%    1999: 50.27%
--------------------------------------------------------------------------------
For Periods Ended 12-31-99:

Best Quarter:  Quarter Ended  6-30-99    Total Return for that Quarter:   21.39%
Worst Quarter: Quarter Ended  9-30-98    Total Return for that Quarter:  -26.42%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                       Periods Ended 12-31-99
                       1 Year                  Since Inception Date 11-5-1997
ICON Energy Fund       50.27%                  -6.77%
S&P 1500 Index*        20.25%                  23.05%
--------------------------------------------------------------------------------
* The S&P 1500 is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P MidCap 400, S&P 500 and the S&P SmallCap 600 indices. Last year we used the S&P Energy Index. It has been changed to a more broad-based index.



--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 11

                          ICON Financial Services Fund

--------------------------------------------------------------------------------
The following information provides some indication of the risks of investing in the Fund by showing how much returns can differ from one year to the next and by showing how the Fund's average annual returns compare with the returns of a broad measure of market performance. Past performance is no guarantee of future returns.
--------------------------------------------------------------------------------

              Bar Chart: Year-by-Year Total Return - Calendar Year


 [GRAPHIC OMITTED]

 1998: 7.04%    1999: -1.71%
--------------------------------------------------------------------------------
For Periods Ended 12-31-99:

Best Quarter:  Quarter Ended 12-31-98     Total Return for that Quarter:  19.72%
Worst Quarter: Quarter Ended  9-30-98     Total Return for that Quarter: -23.45%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                Periods Ended 12-31-99
                                1 Year             Since Inception Date 7-1-1997
ICON Financial Services Fund    -1.71%              4.16%
S&P 1500 Index*                 20.25%             23.03%
--------------------------------------------------------------------------------
* The S&P 1500 is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P MidCap 400, S&P 500 and the S&P SmallCap 600 indices. Last year we used the Lipper Financial Services Funds Index. It has been changed to a more broad-based index.




--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 12

                              ICON Healthcare Fund

--------------------------------------------------------------------------------
The following information provides some indication of the risks of investing in the Fund by showing how much returns can differ from one year to the next and by showing how the Fund's average annual returns compare with the returns of a broad measure of market performance. Past performance is no guarantee of future returns.
--------------------------------------------------------------------------------

              Bar Chart: Year-by-Year Total Return - Calendar Year


 [GRAPHIC OMITTED]

 1998: 15.31%    1999: 3.80%
--------------------------------------------------------------------------------
For Periods Ended 12-31-99:

Best Quarter:  Quarter Ended 12-31-99    Total Return for that Quarter:   20.45%
Worst Quarter: Quarter Ended 9-30-99     Total Return for that Quarter:  -16.53%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                          Periods Ended 12-31-99
                           1 Year                 Since Inception Date 2-24-1997
ICON Healthcare Fund        3.80%                 12.36%
S&P 1500 Index*            20.25%                 24.25%
--------------------------------------------------------------------------------
* The S&P 1500 is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P MidCap 400, S&P 500 and the S&P SmallCap 600 indices. Last year we used the Lipper Health/Biotechnology Funds Index. It has been changed to a more broad-based index.



--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 13

                                ICON Leisure Fund

--------------------------------------------------------------------------------
The following information provides some indication of the risks of investing in the Fund by showing how much returns can differ from one year to the next and by showing how the Fund's average annual returns compare with the returns of a broad measure of market performance. Past performance is no guarantee of future returns.
--------------------------------------------------------------------------------

              Bar Chart: Year-by-Year Total Return - Calendar Year


 [GRAPHIC OMITTED]

 1998: 17.84%    1999: -4.51%
--------------------------------------------------------------------------------
For Periods Ended 12-31-99:

Best Quarter:  Quarter Ended 12-31-98    Total Return for that Quarter:   15.14%
Worst Quarter: Quarter Ended 9-30-99     Total Return for that Quarter:  -12.11%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                            Periods Ended 12-31-99
                            1 Year              Since Inception Date 5-9-1997
ICON Leisure Fund           -4.51%              10.42%
S&P 1500 Index*             20.25%              25.40%
--------------------------------------------------------------------------------
* The S&P 1500 is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P MidCap 400, S&P 500 and the S&P SmallCap 600 indices. Last year we used the S&P Entertainment/Leisure Composite Index. It has been changed to a more broad-based index.




--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 14

                              ICON Technology Fund

--------------------------------------------------------------------------------
The following information provides some indication of the risks of investing in the Fund by showing how much returns can differ from one year to the next and by showing how the Fund's average annual returns compare with the returns of a broad measure of market performance. Past performance is no guarantee of future returns.
--------------------------------------------------------------------------------

              Bar Chart: Year-by-Year Total Return - Calendar Year


 [GRAPHIC OMITTED]

 1998: 33.96%    1999: 111.03%
--------------------------------------------------------------------------------
For Periods Ended 12-31-99:

Best Quarter:  Quarter Ended   12-31-98  Total Return for that Quarter:   46.05%
Worst Quarter: Quarter Ended   12-31-97  Total Return for that Quarter:  -19.51%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                           Periods Ended 12-31-99
                            1 Year                Since Inception Date 2-19-1997
ICON Technology Fund*       111.03%               45.90%
S&P 1500 Index**            20.25%                23.96%
--------------------------------------------------------------------------------
* In general, the market over the last year has been led by large cap technology stocks, which have appreciated substantially. The ICON Technology Fund's performance reflected this trend.
** The S&P 1500 is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P MidCap 400, S&P 500 and the S&P SmallCap 600 indices. Last year we used the Lipper Science & Technology Funds Index. It has been changed to a more broad-based index.




--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 15

                    ICON Telecommunication and Utilities Fund

--------------------------------------------------------------------------------
The following information provides some indication of the risks of investing in the Fund by showing how much returns can differ from one year to the next and by showing how the Fund's average annual returns compare with the returns of a broad measure of market performance. Past performance is no guarantee of future returns.
--------------------------------------------------------------------------------

              Bar Chart: Year-by-Year Total Return - Calendar Year


 [GRAPHIC OMITTED]

 1998: 29.99%    1999: 6.90%
--------------------------------------------------------------------------------
For Periods Ended 12-31-99:

Best Quarter:  Quarter Ended   12-31-97   Total Return for that Quarter:  15.27%
Worst Quarter: Quarter Ended    3-31-99   Total Return for that Quarter:  -5.13%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                         Periods Ended 12-31-99
                                         1 Year    Since Inception Date 7-9-1997
ICON Telecommunication & Utilities Fund   6.90%    23.94%
S&P 1500 Index*                          20.25%    22.33%
--------------------------------------------------------------------------------
* The S&P 1500 is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P MidCap 400, S&P 500 and the S&P SmallCap 600 indices. Last year we used the Lipper Utilities Funds Index. It has been changed to a more broad-based index.




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ICON Funds    Prospectus Page 16

                            ICON Transportation Fund

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The following information provides some indication of the risks of investing in the Fund by showing how much returns can differ from one year to the next and by showing how the Fund's average annual returns compare with the returns of a broad measure of market performance. Past performance is no guarantee of future returns.
--------------------------------------------------------------------------------

              Bar Chart: Year-by-Year Total Return - Calendar Year


 [GRAPHIC OMITTED]

 1998: 5.35%    1999: -6.73%
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For Periods Ended 12-31-99:

Best Quarter:  Quarter Ended 12-31-98    Total Return for that Quarter:   26.53%
Worst Quarter: Quarter Ended  9-30-98    Total Return for that Quarter:  -18.25%
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AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                Periods Ended 12-31-99
                                1 Year             Since Inception Date 5-9-1997
ICON Transportation Fund        -6.73%              5.09%
S&P 1500 Index*                 20.25%             25.40%
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* The S&P 1500 is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P MidCap 400, S&P 500 and the S&P SmallCap 600 indices. Last year we used the S&P Transportation Index. It has been changed to a more broad-based index.




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ICON Funds    Prospectus Page 17

                              ICON Asia Region Fund

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The following information provides some indication of the risks of investing in the Fund by showing how much returns can differ from one year to the next and by showing how the Fund's average annual returns compare with the returns of a broad measure of market performance. Past performance is no guarantee of future returns.

--------------------------------------------------------------------------------

              Bar Chart: Year-by-Year Total Return - Calendar Year


 [GRAPHIC OMITTED]

 1998: -6.17%    1999: 69.72%
--------------------------------------------------------------------------------
For Periods Ended 12-31-99:

Best Quarter:  Quarter Ended  12-31-98   Total Return for that Quarter:   27.42%
Worst Quarter: Quarter Ended   9-30-98   Total Return for that Quarter:  -17.26%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                              Periods Ended 12-31-99
                              1 Year              Since Inception Date 2-25-1997
ICON Asia Region Fund          69.72%             10.16%
MSCI Pacific Free Index*       55.20%              7.20%
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* The Morgan Stanley Capital International (MSCI) Pacific Free Index is comprised of stocks traded in the developed markets of the Pacific Basin (Australia, Hong Kong, Japan, Malaysia, New Zealand, and Singapore). The index tries to capture at least 60% of investable capitalization in those markets subject to constraints governed by industry representation, maximum liquidity, maximum float, and minimum cross-ownership (companies with exposure in multiple countries). The index is capitalization weighted.




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ICON Funds    Prospectus Page 18

                            ICON North Europe Region

--------------------------------------------------------------------------------
The following information provides some indication of the risks of investing in the Fund by showing how much returns can differ from one year to the next and by showing how the Fund's average annual returns compare with the returns of a broad measure of market performance. Past performance is no guarantee of future returns.
--------------------------------------------------------------------------------

              Bar Chart: Year-by-Year Total Return - Calendar Year


 [GRAPHIC OMITTED]

 1998: 15.25%    1999: 20.74%
--------------------------------------------------------------------------------
For Periods Ended 12-31-99:

Best Quarter:  Quarter Ended 12-31-99    Total Return for that Quarter:   17.55%
Worst Quarter: Quarter Ended  9-30-98    Total Return for that Quarter:  -12.69%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                 Periods Ended 12-31-99
                                 1 Year           Since Inception Date 2-18-1997
ICON North Europe Region Fund    20.74%           17.02%
MSCI Europe 15 Index*            14.12%           21.18%
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* The Morgan Stanley Capital International (MSCI) Europe 15 Index is comprised of stocks traded in the developed markets of Europe. The index tries to capture at least 60% of investable capitalization in those markets subject to constraints governed by industry representation, maximum liquidity, maximum float, and minimum cross-ownership (companies with exposure in multiple countries). The index is capitalization weighted.




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ICON Funds    Prospectus Page 19

                          ICON South Europe Region Fund

--------------------------------------------------------------------------------
The following information provides some indication of the risks of investing in the Fund by showing how much returns can differ from one year to the next and by showing how the Fund's average annual returns compare with the returns of a broad measure of market performance. Past performance is no guarantee of future returns.
--------------------------------------------------------------------------------

              Bar Chart: Year-by-Year Total Return - Calendar Year


 [GRAPHIC OMITTED]

 1998: 21.71%    1999: -4.67%
--------------------------------------------------------------------------------
For Periods Ended 12-31-99:

Best Quarter:  Quarter Ended  3-31-98   Total Return for that Quarter:   21.99%
Worst Quarter: Quarter Ended  9-30-98   Total Return for that Quarter:  -19.09%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                Periods Ended 12-31-99
                                1 Year            Since Inception Date 2-20-1997
ICON South Europe Region Fund   -4.67%            13.51%
MSCI Europe 15 Index*           14.12%            21.22%
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* The Morgan Stanley Capital International (MSCI) Europe 15 Index is comprised of stocks traded in the developed markets of Europe. The index tries to capture at least 60% of investable capitalization in those markets subject to constraints governed by industry representation, maximum liquidity, maximum float, and minimum cross-ownership (companies with exposure in multiple countries). The index is capitalization weighted.





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ICON Funds    Prospectus Page 20

                        ICON Short-Term Fixed Income Fund

--------------------------------------------------------------------------------
The following information provides some indication of the risks of investing in the Fund by showing how much returns can differ from one year to the next and by showing how the Fund's average annual returns compare with the returns of a broad measure of market performance. Past performance is no guarantee of future returns.
--------------------------------------------------------------------------------

              Bar Chart: Year-by-Year Total Return - Calendar Year


 [GRAPHIC OMITTED]

 1998: 6.06%    1999: 3.48%
--------------------------------------------------------------------------------
For Periods Ended 12-31-99:

Best Quarter:  Quarter Ended  9-30-98      Total Return for that Quarter:  2.61%
Worst Quarter: Quarter Ended  6-30-99      Total Return for that Quarter:  0.50%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                      Periods Ended 12-31-99
                                      1 Year       Since Inception Date 2-7-1997
ICON Short-Term Fixed Income Fund      3.48%       4.83%
Merrill Lynch 1 Year Treasury Index*   4.03%       5.24%
--------------------------------------------------------------------------------
* The Merrill Lynch 1 Year Treasury Index captures the performance of obligations of the U.S. Treasury that have one year to maturity, with certain exceptions.





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ICON Funds    Prospectus Page 21

                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. The table does not reflect any additional fees an investor will pay to the professional adviser/broker responsible for the shareholder's purchase or sale of Fund shares. Those fees should be considered along with Fund and other expenses incurred by the shareholder.

Shareholder Fees (fees paid directly
from your investment)
                                            ICON                       ICON
                                             U.S.       ICON        Short-Term
                                           Equity   International  Fixed Income
                                            Funds    Equity Funds      Fund
                                            -----    ------------      ----

Sales Charge (Load) Imposed on Purchases     None       None           None

Deferred Sales Charge (Load)                 None       None           None

Redemption Fee                               None       None           None

Exchange Fee                                 None       None           None




Annual Fund Operating Expenses
(expenses that are deducted from
Fund assets)                                                   Total Fund
                                       Management   Other      Operating
                                          Fees     Expenses     Expenses
                                          ----     --------     --------

U.S. Equity Funds

ICON Basic Materials Fund                 1.00%      0.45%       1.45%

ICON Capital Goods Fund*                  1.00%      0.45%       1.45%

ICON Consumer Cyclicals Fund              1.00%      0.35%       1.35%

ICON Consumer Staples Fund*               1.00%      0.45%       1.45%

ICON Energy Fund                          1.00%      0.45%       1.45%

ICON Financial Services Fund              1.00%      0.58%       1.58%

ICON Healthcare Fund                      1.00%      0.40%       1.40%

ICON Leisure Fund                         1.00%      0.38%       1.38%

ICON Technology Fund                      1.00%      0.37%       1.37%

ICON Telecommunication & Utilities Fund   1.00%      0.59%       1.59%

ICON Transportation Fund                  1.00%      0.41%       1.41%


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ICON Funds    Prospectus Page 22

International Equity Funds

ICON Asia Region Fund                     1.00%      0.59%       1.59%

ICON South Pacific Region Fund*           1.00%      0.65%       1.65%

ICON North Europe Region Fund             1.00%      0.59%       1.59%

ICON South Europe Region Fund             1.00%      1.81%       1.81%

ICON Western Hemisphere Fund*             1.00%      0.65%       1.65%


Fixed Income Fund

ICON Short-Term Fixed Income Fund**       0.65%      0.83%       1.48%


* Fund has not commenced operations. Estimated amounts expected for the first fiscal year
** Does not include change in accounting estimate for over accrual of expenses. This change made the ratio of expenses to average net assets 1.06%.

Hypothetical Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                         1 YEAR   3 YEARS    5 YEARS   10 YEARS
FUND

U.S. Equity Funds

ICON Basic Materials Fund                 $148      $459       $792     $1,735

ICON Capital Goods Fund*                  $148      $459       $792     $1,735

ICON Consumer Cyclicals Fund              $137      $428       $739     $1,624

ICON Consumer Staples Fund*               $148      $459       $792     $1,735

ICON Energy Fund                          $148      $459       $792     $1,735

ICON Financial Services Fund              $161      $499       $860     $1,878

ICON Healthcare Fund                      $143      $443       $766     $1,680

ICON Leisure Fund                         $140      $437       $755     $1,657

ICON Technology Fund                      $139      $434       $750     $1,646


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ICON Funds    Prospectus Page 23

ICON Telecommunication & Utilities Fund   $162      $502       $866     $1,889

ICON Transportation Fund                  $144      $446       $771     $1,691


International Equity Funds

ICON Asia Region Fund                     $162      $502       $866     $1,889

ICON South Pacific Region Fund*           $168      $520       $897     $1,955

ICON North Europe Region Fund             $162      $502       $866     $1,889

ICON South Europe Region Fund             $184      $569       $980     $2,127

ICON Western Hemisphere Fund*             $168      $520       $897     $1,955


Fixed Income Fund

ICON Short-Term Fixed Income Fund         $151      $468       $808     $1,768

* Fund has not commenced operations.


                        MORE INFORMATION ABOUT THE FUNDS'
              INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS

U.S. EQUITY FUNDS

Investment Objectives

Each U.S. Equity Fund seeks to achieve long-term capital appreciation and maximum after-tax performance by investing primarily in equity securities. These securities include common stock and securities convertible into common stock of U.S. issuers.

Principal Strategies

Each U.S. Equity Fund focuses on a particular investment area. Under normal circumstances, at least 65% of the total assets of each Fund is invested in securities of companies principally engaged in a particular industry sector at the time of purchase. A company is considered to be "principally engaged" in business activities in a specific sector if at least 50% of its assets, gross income or net sales are derived from activities in that sector, or at least 50% of its assets are dedicated to the production of revenues from that sector. The remainder of the Fund's assets may be invested in debt securities of companies in the sector and/or equity and debt securities of companies outside of the sector if the portfolio manager believes those securities stand to benefit from developments in the sector.


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ICON Funds    Prospectus Page 24

Each U.S. Equity Fund is comprised of industry-specific "baskets" of securities which are subsets of the sector, examples of which are provided below under each Fund's description. Each industry basket will encompass a sample of stocks developed from the portfolio manager's approved list for the industry in proportions set by the portfolio manager. Composition of the industry-specific baskets is automatically maintained as monies move in and out of the fund until changed by the portfolio manager.

Investment selection and weighting of baskets within each Fund are based on the attractiveness of an industry. The portfolio manager uses its proprietary valuation model to analyze its universe of stocks based on the following factors: historical and estimated future earnings; long-term earnings growth projections; risk; current and future interest rate conditions; and current price. The portfolio manager then groups stocks into their representative industry classifications to determine those industries it deems to be attractive relative to other industries.

Principal Risks

As stated in the summary, we believe the four main risks of investing in the U.S. Equity Funds are market risk, management risk, concentration risk and non-diversification risk.

Market Risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Mid-cap stocks are more vulnerable to these fluctuations than large cap stocks. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. This risk is common to all stocks and bonds and the mutual funds that invest in them.

Management Risk: The risk that a strategy used by a Fund's management may fail to produce the intended result. This risk is common to all mutual funds.

Concentration Risk: The risk associated with portfolios concentrated in a particular sector or limited number of industries that the entire sector or industries will be negatively affected, resulting in losses greater than a portfolio not so narrowly invested would have experienced.

Non-Diversification Risk: The risk that there may be a limited number of companies in a portfolio, each representing a larger percentage of the portfolio and, if adversely effected by some event, each would have a greater adverse effect on the portfolio than on a portfolio where assets are diversified among a larger number of companies.

Set forth below is industry data to be considered in light of these principal risks.

ICON Basic Materials Fund - Industry baskets include, but are not limited to:
Construction; Containers; Gold Mining; Chemicals; Metals Mining; Aluminum; Paper & Forest Products; Metal Fabricators; and Steel.


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ICON Funds    Prospectus Page 25

Many companies in the basic materials sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of these materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Companies may also be exposed to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. In addition, the environment services industry can be impacted by legislation, government regulations, and enforcement policies. As regulations are developed and enforced, companies may be required to alter or cease production of a product or service.

The price of precious metals is affected by broad economic and political conditions. For example, the price of gold and other precious metal mining securities can face substantial short-term volatility caused by international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, or trade restrictions between countries. Since much of the world's gold reserves are located in South Africa, the social and economic conditions there can affect gold and gold-related companies located elsewhere. The price of precious metals is closely tied to broad economic and political conditions.

ICON Capital Goods Fund (not funded as of the date of this prospectus) - Industry baskets include, but are not limited to: Chemicals; Building Materials; Conglomerates; Electrical Equipment; Machine Tools; Machinery (Diversified); Manufacturing; and Pollution Control/Environment.

Companies in the chemical processing field are subject to intense competition, product obsolescence, and significant government regulation. As regulations are developed and enforced, those companies may be required to alter or cease production of a product, to pay fines, or to pay for cleaning up a disposal site. In addition, chemical companies face unique risks associated with handling hazardous products.

The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which is influenced by an individual company's profitability, and broader issues such as interest rates and foreign competition. The industry may also be affected by economic cycles, technical progress, labor relations, and government regulations.

ICON Consumer Cyclicals Fund - Industry baskets include, but are not limited to:
Hardware & Tools; Engineering & Construction; Homebuilding/Manufactured Housing; Household Furnishings & Appliances; Housewares; Retail-General/Department Stores; Retail-Specialty; Retail-Specialty Apparel; Shoes; Textile-Apparel Manufacturers; and Toys.

The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics


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ICON Funds    Prospectus Page 26
and consumer tastes can affect the demand for, and success of, consumer products in the marketplace.

ICON Consumer Staples Fund (not funded as of the date of this prospectus) - Industry baskets include, but are not limited to: Beverages; Cosmetics; Distributors-Consumer Products; Foods; Household Products; Retail-Drug; Retail-Food Chains; and Tobacco.

The success of retailing companies is closely tied to consumer spending. Spending is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success is often tied to its ability to anticipate changing consumer tastes. In addition, the agriculture/food industry is impacted by supply and demand, which may be affected by demographic and product trends, and by food fads, marketing campaigns, and environmental factors. In the U.S., the agricultural products industry is subject to regulation by numerous government agencies.

ICON Energy Fund - Industry baskets include, but are not limited to:
Oil-Domestic and International Integrated; Oil and Gas-Equipment & Drilling; Oil and Gas-Exploration & Production; Oil and Gas-Refining and Marketing; and Natural Gas.

Securities of companies in the energy field are subject to changes in value and dividend yield. These changes depend largely on the price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other regulatory policies of domestic and foreign governments.

ICON Financial Services Fund - Industry baskets include, but are not limited to:
Banks; Financial Services; Insurance Property Casualty;
Insurance-Life/Multi-line; Investment Banks/Brokerage Firms; Personal Loans; Real Estate Investment Trusts; and Savings & Loan Companies.

Financial services companies are subject to extensive governmental regulation. This may limit both the amounts and types of services offered, loans and other financial commitments permitted, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Insurance companies are subject to severe price competition and may be impacted by events or trends such as natural catastrophes, mortality rates, or recessions. Similarly, as the services offered by banks expand, banks are becoming more exposed to well-established competitors. This exposure has also increased due to the erosion of historical distinctions between regional banks and other financial institutions. Brokerage firms are affected by changes in regulations, brokerage commission structure, stock and bond market activity, and competition. Further, the operating leverage inherent in financial services companies can produce erratic returns over time.


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ICON Funds    Prospectus Page 27

According to SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities at the time of purchase.

Companies in the real estate industry are subject to changes in interest rates, consumer confidence and spending, taxation, demographic patterns, the level of new and existing home sales, and other economic activity. They are also affected by what the government spends on housing subsidies, public works and transportation.

ICON Healthcare Fund - Industry baskets include, but are not limited to:
Biotechnology; Hospital Management; Long-Term Care; Special Services; Managed Care; Healthcare Drugs/Pharmaceuticals; and Medical Equipment & Devices.

The health care industry is subject to government regulation and approval of products and services. This could have a significant effect on price and availability. Moreover, federal and state governments provide a substantial percentage of revenues to health care service providers. The types of products or services produced or provided by a particular company may quickly become obsolete. Similarly, biotechnology companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements. In addition, many of these companies may not offer products yet and may have persistent losses or erratic review patterns.

ICON Leisure Fund - Industry baskets include, but are not limited to:
Broadcasting/Cable; Entertainment; Gaming; Leisure Time Products;
Lodging-Hotels; Publishing; Publishing-Newspapers; Tobacco; and Restaurants.

Securities of the companies in the leisure industry may be considered speculative. These securities generally exhibit greater volatility than the overall market. Many companies have unpredictable earnings due, in part, to changing consumer tastes and intense competition. The industry has reacted strongly to technological developments and to the threat of government regulations. Federal deregulation of cable and broadcasting has affected many companies in these industries. As a result, competitive pressures are intense and the stocks are subject to increased price volatility.

ICON Technology Fund - Industry baskets include, but are not limited to:
Communication Equipment; Computers, Hardware, Software Networking, Peripherals and Servicing; Data Processing; Electronics, Defense, Components, Distributors, and Instruments; Semiconductors, Equipment and Electronics; Office Equipment & Supplies; and Photography/Imaging.

Competitive pressures and changing domestic and international demand may significantly effect the financial condition of companies in the computer industry. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. Further, research and development are large costs


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ICON Funds    Prospectus Page 28
to these companies, and they are also sensitive to the risk of product obsolescence. Products or services provided by these industries may be in the development stage and can face risks such as failure to obtain financing or regulatory approval, intense competition, product incompatibility, consumer preference, and rapid obsolescence.

ICON Telecommunication & Utilities Fund - Industry baskets include, but are not limited to: Cellular; Electric, Gas and Water Utilities; and Telecommunications. Companies in the telecommunications field may range from traditional local and long-distance telephone service or equipment providers, to companies involved in new technologies such as cellular telephone or paging services.

Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered. Many companies in the industry fiercely compete for market share. Although telephone companies usually pay an above average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

Energy service firms are affected by supply and demand both for their specific product or service, and for energy products in general. The price of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions will also affect the performance of these companies.

Public utility stocks have traditionally produced above-average dividend income, but the Fund's investments are based on growth potential. The gas and electric public utilities industries may be subject to broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with energy and atmosphere conservation. Under SEC laws, the Fund may not own more than 5% of the outstanding voting securities of more than one public utility company.

ICON Transportation Fund - Industry baskets include, but are not limited to:
Aerospace/Defense; Automobiles; Airlines; Railroads; Heavy Duty Truck & Parts; and Truckers.

Profitability in these industries is influenced by the price of fuel, competition, and domestic and foreign economies and government regulation. The airline industry is still feeling the effects of deregulation. In addition, the automotive industry is highly cyclical and companies may suffer periodic operating losses. While most of the major participants in the transportation sector are large, financially strong companies, some are smaller with a non-diversified product line or customer base.


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ICON Funds    Prospectus Page 29

INTERNATIONAL EQUITY FUNDS

Investment Objectives

Each Fund seeks to achieve long-term capital appreciation by investing primarily in equity securities. These securities include common stocks and securities convertible into common stocks of foreign issuers.

Principal Strategies

Each International Equity Fund focuses on a particular geographic region of the world. Under normal circumstances, at least 65% of the total assets of each Fund is invested in securities of companies principally engaged in the business activities in its particular named geographic region. A company is considered to be "principally engaged" in business activities in a specific region if it has one or more of the following characteristics: (i) its principal securities trading market is in that region; (ii) the company derives at least 50% of its annual revenue from either goods produced, sales made, or services performed in that region; or (iii) the company is operating in and is organized under the laws of, or has its principal offices in, a country in that region. The remainder of the Fund's assets may be invested in debt securities of companies in the region and/or equity and debt securities of companies outside of the region if the portfolio manager believes those securities stand to benefit from developments in the region. The International Equity Funds do not have a policy to concentrate in a particular industry or group of industries.

Each International Equity Fund is comprised of country-specific "baskets" of securities which are subsets of the region, examples of which are provided in each Fund's description. Each of these country baskets will encompass a sample of stocks from the portfolio manager's approved list for the country in proportions set by the portfolio manager. Composition of the country-specific baskets is automatically maintained as monies move in and out of the fund until changed by the portfolio manager.

Investment selection and weighting of baskets within each Fund are based on country attractiveness. The portfolio manager uses its proprietary valuation model to analyze its universe of stocks based on the following factors: historical and estimated future earnings; long-term earnings growth projections; risk; current and future interest rate conditions; and current price. The portfolio manager then groups stocks into their country classifications to determine those countries it deems to be attractive relative to other countries.

Principal Risks

As stated in the summary, we believe the five main risks of investing in the International Equity Funds are market risk, management risk, concentration risk, non-diversification risk and international investing risks.


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ICON Funds    Prospectus Page 30

Market Risk: The risk that the market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Mid-cap stocks are more vulnerable to these fluctuations than large cap stocks. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Management Risk: The risk that a strategy used by a Fund's management may fail to produce the intended result.

Concentration Risk: The risk associated with portfolios concentrated in a particular region or country that the entire country will be negatively affected, resulting in losses greater than a portfolio not so narrowly invested would have experienced. Consequently, the Fund may be more vulnerable to any single economic, political or regulatory occurrence.

Non-Diversification Risk: The International Equity Funds are non-diversified, and each may invest up to 25% of its total assets in the securities of one issuer at the time of purchase. The Fund's net asset value may be more volatile than that of a more-widely diversified fund because the Fund may invest more of its assets in a smaller number of issuers. Consequently, the Fund may be more vulnerable to any single economic, political or regulatory occurrence, and the gains or losses on a single stock may have a greater impact on the Fund's net asset value.

Risks of International Investing

Investing in securities of foreign companies generally involves greater risks than investing in securities of domestic companies. Investors should consider carefully the following special factors before investing in a Fund.

     Currency Risk: The value of a Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against the currency.

     Political and Economic Risk: The economies of many of the countries in which a Fund may invest are not as developed as the U.S. economy and may be subject to significantly different forces. Political or social instability, limitations on the removal of funds, and taxation could also adversely affect the value of a Fund's investments.

     Market Risk: The securities markets in many of the countries in which a Fund invests will have substantially less trading volume than the major U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility


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ICON Funds    Prospectus Page 31
than comparable domestic securities. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. Transaction costs, such as brokerage commissions, in foreign securities markets are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Funds seeks to mitigate the risks associated with these considerations through diversification and active professional management.

     Regulatory Risk: Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers. As a consequence, there is generally less public information available about foreign securities than is available about domestic securities. Foreign companies are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by a Fund may be reduced by withholding taxes which would reduce dividend income payable to the Fund's shareholders.

     Emerging Markets and Developing Countries: Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. These countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies; those markets have also from time to time provided higher rates of return but greater risks to investors. The Advisor believes that these characteristics of emerging markets can be expected to continue in the future. In addition, throughout the countries commonly referred to as the Eastern Bloc, the lack of a capital market structure or market-oriented economy and the possible reversal of recent favorable economic, political and social events in some of those countries present greater risks than those associated with more developed, market-oriented Western European countries and markets. A Fund could lose its entire investment in any such country.

     Foreign Investment Restrictions and Cost Increases: Certain countries prohibit or impose substantial restrictions on investments in their capital markets by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as a Fund. A Fund could be adversely affected by these restrictions or delays in, or a refusal to grant, any required governmental approval for repatriation.

Set forth below is country data to be considered in light of these principal risks.


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ICON Asia Region Fund - May include, but is not limited to, baskets of securities from the following countries: Japan; Korea; China (plus Hong Kong); and Taiwan. China is a nation in Eastern Asia bordering the South China Sea. China has a population of over 1.2 billion. China's main trading partners are Japan, Taiwan, United States, Germany and South Korea. Primary industries include iron and steel, coal, machine building, armaments, chemical fertilizers, consumer durables, automobiles, consumer electronics and telecommunications. The currency is the Chinese Yuan. The Chinese government continues its move to a more open economy under Communist rule. State approval is required for projects over $30 million.

The standard rate of withholding for dividends is 10%. However, there is currently no withholding tax in China. The tax has been suspended indefinitely since October 1993. Capital gains may be taxed at a 10% rate; however, capital gains taxes have also been suspended indefinitely since October 1993.

Hong Kong is located off the coast of China bordering the South China Sea. Hong Kong's population is over 6 million. Principal exports to the United States are machinery, precious metals and stones, plastics, optical and surgical instruments, meat and vehicles. The national currency is the Hong Kong Dollar. The value of the Stock Exchange of Hong Kong Limited is greater than 100% of the Hong Kong gross domestic product.

There are no dividend or capital gains taxes in Hong Kong. However, if profits arise from trading an investment that was held for speculative reasons, a 17.5% tax rate may be levied.

Hong Kong was transferred from the status of British territory to the rule of The People's Republic of China on July 1, 1997. Hong Kong is now considered a special administrative region with its own law for another fifty years under a government imposed by China.

Japan is a country located off the east coast of Asia. Japan's population is over 125 million. Electrical and electronic equipment, automobiles, machinery and chemicals are the major industries. The currency is the Japanese Yen. There are eight stock exchanges in Japan along with an over-the-counter market. The market in Japan is divided into three sections. The First Section trades in the largest and most active stocks. This section accounts for 95% of total market capitalization. The Second Section trades in those issues which have lower turnover than the First Section, which are newly quoted on the exchange or which would otherwise be traded over-the-counter. The Third Section consists of foreign stocks. These are traded over-the-counter.

Dividends are withheld at a standard rate of 20%. Capital gains are not taxed unless the holding is at least 25% of a company's shares and at least 5% of the position is sold. Here, the tax liability is 18%.


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South Korea, bordering the Sea of Japan and the Yellow Sea, lies in Eastern Asia on the southern half of the Korean peninsula. South Korea has a population of over 45 million. Electronics, auto production, chemicals, shipbuilding, steel, textiles, clothing, footwear and food processing are the major industries. The currency is the Korean Won. The export-oriented economy has grown dynamically with the help of a entrepreneurial society. Korea's main trading partners are the United States, Japan and the countries of the European Union.

Dividends are withheld at a standard rate of 25%. An additional 10% surtax is levied. Capital gains realized by a foreign investor from South Korean securities are taxed at an 11% rate. Where there is an identifiable purchase price, taxes may be withheld at the lower of 11% of sale proceeds or 27.5% of the gain.

TAIWAN is an Eastern Asian nation off the southeastern coast of China. Taiwan has a population over 21 million. Electronics, textiles, chemicals, clothing, food processing, plywood, sugar milling, cement, shipbuilding and petroleum refining constitute the major industries. The currency is the Taiwan Dollar.

Taiwan's major trading partners are the United States, Hong Kong, Japan and the European Union countries.

Dividends are withheld at a rate of 20% if invested through an approved foreign investment company. The full local withholding tax is 25%. Capital gains are currently not taxable although the government has recently made proposals to reimpose the tax.

ICON South Pacific Region Fund (not funded as of the date of this prospectus) - May include, but is not limited to, baskets of securities from the following countries: Australia; Indonesia; Malaysia; New Zealand; and Singapore. AUSTRALIA is located in the South Pacific. Australia has a population over 18 million. Mining, industrial and transportation equipment, food processing, chemicals and steel are included in Australia's major industries. The currency is the Australian Dollar. Australia houses seven stock exchanges with the Sydney and Melbourne being the largest regionally. The Australian Stock Exchange is the national exchange. All seven are subject to the Securities Industry Act.

Dividends are generally paid semi-annually. Unfranked dividends are subject to 30% tax withholding. Dividends are considered franked if they are paid out of profits already subject to the corporate income tax of 39%. Capital gains are not taxed if they result from an equity holding of less than 10% of a public company. Otherwise, capital gains are taxed at 33%.

Australia is the world's largest producer of wool. Leading trading partners are the United States, New Zealand and Japan. Principal exports to the United States from Australia include Aircraft and associated equipment, computers (ADP equipment), computer parts and accessories and measuring instruments.

INDONESIA is a nation in Southeastern Asia that sits as an archipelago between the Indian and Pacific Oceans. Indonesia has a population over 200 million.


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Agriculture accounts for 21% of gross domestic product. Indonesia was once the world's largest rice importer. The country is now nearly self-sufficient. Petroleum and natural gas, textiles, mining, cement, chemical fertilizers, plywood, food and rubber are other important industries to the Indonesian economy. The currency is the Indonesian Rupiah. Dividends are withheld at a standard rate of 20%. Capital gains are taxed at a rate of 0.10%.

MALAYSIA is located in Southeastern Asia as a peninsula and the northern one-third of the island of Borneo. Malaysia has a population over 19 million. Singapore, the United States and Japan are major trading partners. Commodity exports of the nation include electronic equipment, petroleum, palm oil, wood, rubber and textiles. The currency is the Malaysian Ringitt. Malaysia has experienced rapid development with the help of foreign investment. The potential for damaging inflation is present but fiscal and monetary policies are closely monitored by the government (e.g., effective September 1998, foreign investors may not convert Ringitts until one year after the investment dates).

Markets have been regulated under the Securities Industry Act as of 1983. The main board of the Kuala Lumpur Stock Exchange houses large issues. A second board was established in 1988 to handle smaller companies. There is no dividend withholding tax in Malaysia. However, Malaysian residents receive a corporate tax credit attached to dividends at a rate of 30%. Non-resident Malaysians may see a 30% charge on gross dividends. This is not a withholding tax, it is a deduction of tax credits. Capital gains may be levied on a disposal of real estate company shares up to 20%. Otherwise, capital gains are not taxable in Malaysia.

NEW ZEALAND consists of two islands located in the South Pacific. New Zealand has a population over 3 million. Major exports to the United States are: aircraft, data processing equipment, fertilizers, telecommunications equipment, scientific instruments, polymers, petroleum products, books and sound recordings. The currency is the New Zealand Dollar.

Dividends are withheld at a standard rate of 30%. Investors holding a voting interest of less than 10% in a dividend paying company are entitled to a partial refund of the imputed tax credit. Imputed tax credits are given on dividends made out of income that has suffered corporate tax at a 33% rate. The credit allowed is 35.82% of the imputed credits on the dividend. Capital gains are not taxed.

SINGAPORE is a nation in Southeastern Asia. The country's islands fall between Malaysia and Indonesia. Singapore's population is over 3 million. Major Industries include petroleum refining, electronics, oil drilling equipment, rubber processing and rubber products, processed food and beverages, ship repair, financial services, and biotechnology. Singapore acts as a center for trade. The currency is the Singapore Dollar. The Stock Exchange of Singapore separated from the Kuala Lumpur Stock Exchange in 1973 but the two remained closely tied until 1989 when dual listings were terminated. The Singapore market has a strong international orientation.


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There is no dividend withholding tax in Singapore. Tax credits are attached to dividends and non-Singaporean residents are not entitled to the credit. Therefore, non-residents may see a 27% tax charge on gross dividends. Capital gains are not taxable in Singapore.

ICON North Europe Region Fund - May include, but is not limited to, baskets of securities from the following countries: Belgium; Denmark; Finland; Germany; Ireland; Netherlands; Norway; Sweden; and United Kingdom. BELGIUM is a European nation located northeast of the English Channel and southeast of the North Sea. Belgium has a population over 10 million. Engineering and metal products, auto assembly, processed food and beverages, chemicals, basic metals, textiles, glass, petroleum and coal are the major industries.

The currency is the Belgian Franc, which is a denomination of the Euro. The Brussels Stock Exchange is organized as The Societe de la Bourse de Valeurs Mobileres de Bruxelles (SBVM). The Banking and Finance Commission controls the power to approve securities houses. Belgium is a multi-lingual country with Dutch and French the two official languages in Brussels. English and German are spoken often in business. Dividends are withheld at a standard rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed in Belgium.

Belgium is a member of the European Union and Brussels houses the main offices of the European Parliament.

DENMARK is located in Northern Europe. Denmark has a population over 5 million. Chief industries of the nation include food processing, machinery and equipment, textiles and clothing, chemicals, electronics, construction, furniture and other wood products and shipbuilding. Denmark is a member of the European Union. The Danish currency is the Krona. The bank attempts to maintain a stable Krona against the core European currencies.

Dividends are withheld at a rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed in Denmark.

FINLAND, bordered by Norway, Sweden and Russia, is located in Northern Europe. Finland has a population over 5 million. Metal products, shipbuilding, forestry and wood processing, copper refining, foodstuffs, chemicals, textiles and clothing are the major industries. The currency is the Finnish Markka, which is a denomination of the Euro. Other major industries are machinery, metals, ship building, textiles and clothing.

The only stock exchange in Finland is the Helsinki exchange. Dividends are withheld at a standard rate of 28%. Capital gains are not taxed. Finland is a member of the European Union.

GERMANY is a Western European nation bordered by Denmark, Poland, the Czech Republic, Austria, Switzerland, France, the Netherlands, Belgium and Luxembourg. Germany has a population over 83 million. Iron, steel, coal, cement, machinery, chemicals, coal, steel, ships and automobiles constitute the major industries. The currency is the German Mark, which is a denomination of the Euro.


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Germany houses eight stock exchanges with the Frankfurt exchange being the largest. The need for financing is primarily filled by banking institutions. The equity market is relegated to a lesser role. There are, however, three levels of equity trading. The first is the official market where there is trading in shares of the official listings. The "semi-official" market controls trading in shares not in the official listing. Finally, there is the unofficial, over-the-counter market.

Dividends are withheld at a standard rate of 26.875%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed if they result from an equity holding of less than 25% of a public company. Otherwise, capital gains are taxed at a maximum of 45%. Germany is one of the original members of the European Common Market which eventually became the European Union. Economic unification of East and West Germany occurred in July of 1990, with political unification following suit in October of the same year.

The REPUBLIC OF IRELAND is a European nation that occupies five-sixths of the island of Ireland, located just west of England. Ireland has a population over 3 million. Food products, textiles, chemicals, clothing, pharmaceuticals, transportation equipment, glass and crystal, brewing and machinery are the major industries of Ireland. The economy is trade dependent. The currency is the Irish Pound, which is a denomination of the Euro. Ireland is a member of the European Union.

Dividends are taxed at the corporate level before distribution. The advance payment of corporation tax is currently 29.87%. There is no capital gains tax.

NETHERLANDS is located in Western Europe on the North Sea. Netherlands has a population over 15 million. Agroindustries, metal and engineering products, electrical machinery and equipment, chemicals, petroleum, fishing, construction and microelectronics constitute the major industries. The currency is the Dutch Guilder, which is a denomination of the Euro. Trading occurs on the Amsterdam Stock Exchange although there is not a significant amount of activity. Bank financing is used extensively to fulfill capital requirements. Netherlands is a member of the European Union.

Dividends are withheld at a standard rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed.

NORWAY is the western most country in Scandinavia, located in Northern Europe. Norway has a population over 4 million. Fishing, engineering, metals, chemicals, Food processing, paper, shipbuilding and oil and gas constitute the major industries. The currency is the Norwegian Krone.

Dividends are withheld at a standard rate of 25%. Capital gains are not taxable in Norway. The Norwegian population has opted out of the European Union.


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SWEDEN is a nation located in Northern Europe between Norway and Finland. Sweden has a population over 8 million. Iron and steel, precision equipment, wood pulp and paper products, processed food and automobiles constitute the major industries. The Swedish Krona is the country's currency.

The Stockholm Stock Exchange is the largest exchange in Sweden. There are three markets for trading shares. The A1 list consists of the largest and most heavily traded companies. The over-the-counter market caters to small and medium sized companies. Finally, there is the unofficial parallel market which trades in unlisted shares.

Dividends are withheld at a standard rate of 30%. Capital gains are not taxable in Sweden. Sweden is a member of the European Union. Countries within the European Union are Sweden's main trading partners.

The UNITED KINGDOM is a group of islands located to the northwest of the European mainland, across the English Channel. It is comprised of England, Scotland, Wales and northern Ireland. The United Kingdom has a population over 58 million. Steel, metals, ship building, shipping, banking and insurance are some of the major industries. The currency is the British Pound. The United Kingdom is the largest equity market in Europe in terms of market capitalization. There are fourteen stock exchanges in the United Kingdom which make up the International Stock Exchange. The largest is the London Stock Exchange which has the largest volume of trading in international equities in the world.

Corporations are taxed on any dividend before it is distributed. A credit is available for a refund less a 15% tax on the total distribution plus tax credit. Capital gains are not taxed in the United Kingdom. The United Kingdom is a member of the European Union.

ICON South Europe Region Fund - May include, but is not limited to, baskets of securities from the following countries: Austria; France; Greece; Italy; Portugal; Spain; and Switzerland. AUSTRIA is a Central European nation with Germany, the Czech Republic, Hungary, Italy, Slovenia and Croatia as its neighbors. Austria has a population over 8 million. Major industries include foods, iron and steel, machines, textiles, chemicals, paper and pulp, tourism, mining and autos. The currency is the Austrian Schilling, which is a denomination of the Euro. The Vienna Stock Exchange was established in 1771 and declared an autonomous institution by the Stock Exchange Act of 1875.

Dividends are withheld at a standard rate of 22%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed if they result from an equity holding of less than 10% of a public company. Otherwise, capital gains are taxed at a maximum of 34%. Austria has been a member of the European Union since the beginning of 1995, and Austria's monetary policy closely tracks that of Germany.


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FRANCE is a Western European nation bordered by Belgium, Luxembourg, Germany, Switzerland, Italy and Spain. France has a population over 58 million. Steel, chemicals, textiles, automobiles, wine, perfume, aircraft and electronic equipment are the major industries. The currency is the French Franc, which is a denomination of the Euro. France houses seven stock exchanges but the Paris Stock Exchange handles more than 95% of the transactions of the country.

Dividends are withheld at a rate of 25%. A tax credit is available for refund equal to 50% of the dividend. There is a further 15% tax on the total of the dividend and refund. Capital gains are not taxed if they result from an equity holding of less than 25% of a public company. Otherwise, capital gains are taxed at 16%. France is a member of the European Union.

GREECE, bordered by the Mediterranean Sea to the south, is a nation in Southern Europe. Greece has a population over 10 million. Tourism, food and tobacco processing, textiles, chemicals, metal products, mining and petroleum constitute the major industries. The currency is the Greek Drachma. Greece is a member of the European Union.

There is no withholding tax on dividends from profits that have been subject to the 35% corporate tax. Capital gains are not taxed in Greece.

ITALY is a nation in Southern Europe with Austria, Switzerland and France to its north. Italy has a population over 57 million. Steel, food processing, clothing, machinery, autos, textiles, shoes, machine tools and chemicals are the major industries. The currency is the Italian Lira, which is a denomination of the Euro. Italy houses nine stock exchanges with the Milan Exchange being the largest. Societa di intermediazone mobiliare (SIMs) were created in 1991 to regulate brokerage activity in the securities market. Italy's government securities market is the third largest in the world after the United States and Japan.

Dividends are withheld at a standard rate of 30%. There is an 8% surtax making the effective rate 32.4%. Capital gains are currently not taxed. Italy is a member of the European Union.

PORTUGAL is a Western European nation situated between Spain and the Atlantic Ocean. Portugal has a population over 9 million. Textiles and footwear, wood pulp and paper, cork, metalworking, oil refining, chemicals, fish canning, wine and tourism constitute the major industries. The currency is the Portuguese Escudo, which is a denomination of the Euro. Portugal follows a policy of keeping the Escudo stable against the Deutsche Mark and against the currencies of its other major trading partners. The countries of the European Union are the primary trading partners of Portugal. Portugal is a member of the European Union.

Dividends are withheld at a standard rate of 25%. This is reduced to 12.5% if the dividends are distributed by listed companies and any other privatized company within the first five years after share issuance. Capital gains are not taxable in Portugal.


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SPAIN is a Southern European nation located southwest of France. Spain has a population over 39 million. Textiles and apparel, food and beverages, metals and metal manufactures, chemicals, shipbuilding, autos, machine tools and tourism are the major industries. The currency is the Spanish Peseta, which is a denomination of the Euro. There are four stock exchanges in Spain with the Madrid Stock Exchange being the largest. Membership at all exchanges in Spain is restricted to stockbrokers nominated by the Ministry of Finance. Brokers must belong to the Association of Brokers in order to practice.

Dividends are withheld at a standard rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains can be taxed at 35%. This is not current market practice. Spain is a member of the European Union. The countries of the European Union are Spain's main trading partners.

SWITZERLAND, bordered by France, Italy, Germany and Austria, is a nation located in Central Europe. Switzerland has a population over 7 million. Primary trading is conducted with the countries of Western Europe. Major commodity exports are machinery and equipment, precision instruments, metal products, foodstuffs, textiles and clothing. The Swiss Franc is the country's currency.

There are three principal exchanges in Switzerland. Under public law, the Geneva Exchange is a corporation and the Zurich and Basle exchanges are institutions. Zurich is the largest of the three. There are official, semi-official and an unofficial markets.

Dividends are withheld at a standard rate of 35%. A tax office sign off is necessary where reclamation is available. Capital gains are not taxable in Switzerland.

ICON Western Hemisphere Fund (not funded as of the date of this prospectus) - May include, but is not limited to, baskets of securities from the following countries: Argentina; Brazil; Canada; Chile; and Mexico. ARGENTINA is a nation located in Southern South America between Chile and Uruguay. Argentina has a population over 34 million. Major industries include food processing, automobiles, consumer durables, textiles, chemicals, printing, metallurgy and steel. The currency is the Argentinean Peso.

Argentina benefits from an abundance of natural resources. After experiencing growing external debt and hyperinflation in the 1980's, Argentina elected President Menem who, in 1989, implemented an economic restructuring program. Argentines have reacted to this program with a repatriation of capital. Argentina appears to be on a path of stable, sustainable growth.

There is no withholding of dividends in Argentina. Capital gains are also not taxable.

BRAZIL is a South American nation bordering the Atlantic Ocean. Brazil has a population over 162 million. Major industries include textiles, shoes, chemicals, cement, lumber, mining, steel making and machine building. The currency is the Brazilian Real.


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The Real was introduced as a new currency on July 1, 1994 to help stabilize the economy. Inflation subsequently dropped from a rate of 50% a month to a rate of 3% a month through the end of 1994. The nation's natural resources are a substantial economic strength.

There is no withholding tax on dividends. Capital gains are also not taxable in Brazil.

CANADA is the second largest country in the world after Russia. The official languages are English and French. Canada has a population over 28 million. Processed and unprocessed minerals, food products, wood and paper products, transportation equipment, chemicals, fish products, petroleum and natural gas constitute the major industries. The currency is the Canadian Dollar. Canada houses five stock exchanges across the country with the Toronto Stock Exchange being the largest.

Dividends are generally paid quarterly and withheld at a rate of 25%. A sign off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed unless they result from the liquidation of greater than 25% of the issued shares of the company. In this case, gains can be taxed up to 36%.

Canada is a member of the North American Free Trade Agreement (NAFTA) with the United States and Mexico.

CHILE is located in South America, bordering the South Atlantic and the South Pacific Oceans, between Argentina and Peru. Chile has a population over 14 million. Major industries include copper, foodstuffs, fish processing, iron and steel, wood and wood products, transport equipment, cement and textiles. Copper is vital to the health of the economy. The currency is the Chilean peso.

Dividends are withheld at a rate of 35% plus a tax credit of 15%. Capital gains are not taxable in Chile.

MEXICO is a nation in North America located south of the United States. Mexico has a population over 95.77 million. Food and beverages, tobacco, chemicals, iron and steel, petroleum, mining, textiles, clothing, autos, consumer durables and tourism are the major industries. The currency is the Mexican Peso with. There is one stock exchange in Mexico. The Bolsa Mexicana de Valores (BMV) is located in Mexico City. Mexico is a member of the North American Free Trade Agreement (NAFTA).

Dividends are not subject to withholding tax where the underlying profits have been subject to corporate tax. Otherwise the dividends are taxed at 34%. Capital gains are not taxed. Property transfers however, are taxed at a rate of 20% on the gross transfer value.


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Fixed Income Fund

ICON Short-Term Fixed Income Fund

Investment Objective

The objective of the Short-Term Fixed Income Fund is to attain high current income consistent with preservation of capital.

Principal Strategies

The Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity. Therefore, there is a higher risk of principal volatility. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies and instruments of the U.S. Government; and (iii) repurchase agreements involving those obligations. Under normal conditions, the Fund's duration (a measure of the Fund's sensitivity to changes in interest rates) will range from half a year to one and a half years. Maximum remaining maturity of any single issue will be two years, with the exception of floating rate securities that reset at least annually.

Principal Risks

As stated in the summary, we believe the main risk of investing in the ICON Short-Term Fixed Income Fund is interest rate risk. This is not a money market fund that endeavors to maintain a stable net asset value. An investment in this Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Interest Rate Risk: The risk that changes in interest rates will adversely affect the value of a security. When interest rates rise, the value of fixed-income securities will generally fall.

                            ADDITIONAL CONSIDERATIONS

Non-Diversified Portfolio: The Funds are non-diversified portfolios, which means that, with respect to 50% of its total assets, each Fund may invest more than 5% of its assets in obligations of one issuer. (A diversified portfolio may not invest more than 5% of its assets in obligations of one issuer, with respect to 75% of its total assets.) Since the Funds may invest a greater percentage of their assets in securities of fewer issuers than a diversified portfolio, they may be subject to greater investment and credit risks than a diversified portfolio.

Fundamental Policies: The investment objectives of the Funds, including concentration percentages, and certain of the limitations set forth in the Statement of Additional Information ("SAI") as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. Fundamental limitations set forth in the SAI


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include, among other things, limiting borrowing to 33 1/3% for temporary, extraordinary purposes; restricting short sales to situations where the security is owned by the Fund; restricting the acquisition of more than 10% of the voting securities of any one issuer; and limiting lending of Fund assets.

Temporary Defensive Position: In seeking its primary investment objective of capital appreciation, a Fund may expect that it generally will hold investments for at least six months. However, if the Advisor concludes that economic, market, or industry conditions warrant major adjustments in any Fund's investment positions, or if unusual market conditions or developments dictate the taking of a temporary defensive position in short-term money market instruments, changes may be made without regard to the length of time an investment has been held, or whether a sale results in profit or loss, or a purchase results in the reacquisition of an investment which may have only recently been sold by the Fund. To the extent a Fund takes a defensive position, it may not achieve its stated objective.

Shareholder Rights: The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.

Year 2000 Computer Issue: Many computer systems in use today cannot properly process date-related information from and after January 1, 2000. Computer systems employed by the Funds and the Funds' major service providers have not had failures resulting in a negative impact on fund operations and shareholder services. However, management continues to monitor computer systems. The Year 2000 problem also presents some uncertainties and possible risks (particularly in foreign markets) as to whether payment and operational systems of banks, brokers and other financial institutions will be affected. At this time, the Funds and the Funds' adviser have no reason to believe that there will be a negative impact on fund operations as a result of the Year 2000 problem.

                    ORGANIZATION AND MANAGEMENT OF THE FUNDS

How are the ICON Funds organized?

The ICON Funds is a non-diversified "open-end management investment company" or mutual fund. Mutual funds pool money from shareholders and invest it to try to achieve specified objectives.

The ICON Funds was formed on September 19, 1996, as a "business trust" under the laws of the Commonwealth of Massachusetts. It is a "series" company which is authorized to issue shares without par value in separate series of the same class. Shares of numerous series have been authorized. The Board of Trustees has the power to create additional portfolios at any time without a vote of shareholders. No annual or regular meeting of shareholders is required,


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although the Trustees may authorize special meetings from time to time. On any matter submitted to shareholders, shares of each portfolio entitle their holder to one vote per share.

Who runs the Funds?

Trustees
The business affairs of each Fund are governed by the Funds' Board of Trustees. The Trustees meet regularly to establish and review policies, review the Funds' investments, performance, expenses, contracts, and other business affairs. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

Portfolio Management - The Investment Advisor
Meridian Investment Management Corporation, of 12835 East Arapahoe Road, Tower II, Penthouse, Englewood, Colorado 80112, furnishes investment advice to the Funds and manages each Fund's investments. As successor to an advisory service established in 1986, Meridian was incorporated in Colorado in April 1991. It is owned by Dr. Craig T. Callahan. Meridian's sole business is the management and service of growth-oriented portfolios to meet the investment needs of its clients. Meridian manages more than $380 million for clients which include individuals, pension and profit sharing plans, foundations, endowments, and public retirement systems. Meridian's value-based investment style utilizes fundamental procedures and quantitative tools developed internally.

The investment decisions for each Fund are made by the Advisor's Investment Committee. The Investment Committee is primarily responsible for the day-to-day management of each Fund's portfolio. The Committee meets regularly as well as when circumstances dictate. Quantitative data and investment recommendations are presented by members of the research team and are discussed by the Committee. Decisions concerning industries and countries for the Funds are agreed upon by the Committee. The portfolio managers are responsible for selecting the baskets of securities in each industry and country. The analysts provide all of the data necessary to make decisions at the portfolio manager and investment committee level. Once an investment decision has been reached, trading instructions are executed by the trading department.

Dr. Craig T. Callahan is Chairman of the Investment Committee and the portfolio manager. He also directs Meridian's investment research and analysis. Dr. Callahan has been Chief Investment Officer for the Advisor and its predecessor since 1986. He previously obtained a Doctorate of Business Administration (Finance) degree from Kent State University, and began his investment career in 1979. The Advisor and Dr. Callahan, without admitting or denying any wrongdoing, consented to the entry of a SEC order finding that some of the Advisor's advertising and related recordkeeping during periods prior to the creation of the ICON Funds violated provisions of the Investment Advisers Act of 1940. In the Matter of Meridian Investment Management Corporation, et al., Investment Advisers Act Release No. 1779, December 28, 1998.


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Dr. Nicholas G. Azari is the Senior Equity Analyst for the Advisor and a member of the Investment Committee. He previously obtained a PhD in Electrical Engineering from Cornell University. Dr. Azari began his investment career in 1994, and has been an assistant portfolio manager and analyst for two investment firms prior to joining Meridian in September 1999.

The Management Fee

For the services provided to ICON Funds, Meridian receives a monthly fee from each Fund. The fee is calculated at an annual rate. It is based on the fund's average daily net assets. The fee schedule is as follows:

                Fund                         Advisory Fee Rate
                ----                         -----------------
        U.S. Equity Funds                         1.00%
        International Equity Funds                1.00%
        Fixed Income Fund                         0.65%

The Advisor pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes. Subject to regulations and its obligation to seek best execution, the Advisor may give consideration to sales of shares of the Fund as a factor in selecting brokers and dealers to execute portfolio transactions.

The Advisor may, from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders.

The Administrator
The Funds retain Meridian as administrator to manage its business affairs and provide administrative services. Some of these services include reporting to regulators, such as the SEC, and providing necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Funds. The fee is calculated at an average annual rate of 0.05%, declining to 0.04% for net assets above $500 million. Some employees of Meridian act as officers of the Funds.

The Distributor
The Funds retain Meridian Clearing Corporation, an affiliate of the Advisor, to act as the principal distributor of the Fund's shares. Craig T. Callahan and Erik L. Jonson are officers of the distributor and officers of the Funds. The Distributor provides its services to the Funds for no additional or ongoing compensation. The Distributor is responsible for its out of pocket expenses.

The Funds pay all other expenses for their operations and activities. Each of the Funds pays its allocable portion of these expenses. The expenses borne by the Funds include the charges and expenses of any shareholder servicing agents, custodian fees, legal and auditors' expenses, brokerage commissions for portfolio transactions, the advisory fee, extraordinary expenses,


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expenses of shareholder and trustee meetings, expenses for preparing, printing and mailing proxy statements, reports and other communications to shareholders, and expenses of registering and qualifying shares for sale, among others.

                               ABOUT YOUR ACCOUNT

PRICING SHARES AND RECEIVING SALES PROCEEDS

Here are some procedures you should know when investing in an ICON Fund.

How and when shares are priced

The share price (also called the net asset value or NAV) for each Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. Eastern time, each day the New York Stock Exchange is open for business. To calculate the NAV, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The net asset value per share of each Fund will fluctuate.

When the Funds calculate their share price, they value the securities they hold at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Board of Trustees. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

A Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

How your purchase, sale or exchange price is determined

If your request is received in "proper order" (as defined on p. 49) by our Transfer Agent in correct form by 4 p.m. Eastern time, your transaction will be priced at that day's NAV. If your request is received after 4 p.m. Eastern time, it will be priced at the next day's NAV.

How you can receive the proceeds from a sale

If your redemption request is received by our Transfer Agent in correct form by 4 p.m. Eastern time, proceeds are sent within five business days. You may receive redemption payments in the form of a check or federal wire transfer. If you use a broker to redeem, the broker may charge a transaction fee for the redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service in the future.


--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 46

Other purchase information

Dividends begin to accrue after you become a shareholder. The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund, and a fee of $20 will be charged. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Funds have reserved the right to refuse investments from shareholders who engage in short-term trading.

                USEFUL INFORMATION ABOUT DISTRIBUTIONS AND TAXES

DIVIDENDS, CAPITAL GAIN AND TAXES

United States Taxes
Dividends and capital gain distributions are reinvested, without charge, in additional fund shares, unless you select differently on your new account form. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is paid. The advantage of reinvesting distributions arises from you receiving income dividends and capital gains distributions on a rising number of shares. Dividends not reinvested are paid by check or wire to your financial institution.

The Fund expects to distribute almost all of its net investment income, if any, and any net realized capital gains, at least once each year. Each January, the Fund will report to its shareholders the Federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year.

Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income. This occurs whether the dividend or distribution was received in cash or reinvested in additional shares. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, and regardless of the length of time the investor has held his shares.

You should consult your own tax advisor about your particular situation. For more information about other tax matters, see the SAI.


--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 47

                            HOW TO INVEST IN THE FUND

Shares of each Fund are sold on a continuous basis. You may invest any amount you choose as often as you wish. However, the minimum amount of an initial investment in any one ICON Fund is $1,000. Shares may also be purchased through a broker-dealer or other financial institution authorized by the Fund's distributor, and you may be charged a fee for this service by that broker-dealer or institution.

INITIAL PURCHASE BY MAIL: You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it in proper form, together with a check (subject to the above minimum amounts) made payable to ICON Funds and sent to the address listed below. If you prefer overnight delivery, use the overnight street address listed below. Cash is not accepted.

      U.S. MAIL: ICON Funds                OVERNIGHT: ICON Funds
      ----------                           ----------
        Mutual Fund Services                 Mutual Fund Services - Third Floor
        Post Office Box 701                  615 East Michigan Street
        Milwaukee, Wisconsin 53201-0701      Milwaukee, Wisconsin 53202

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment. The beneficial owners custodians will agree to provide the Funds with the states in which the beneficial owners reside at the time of purchasing shares so that the Funds can comply with applicable state laws.

INITIAL PURCHASE BY WIRE: You may also purchase shares of each Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If the money is to be wired, you must call the Transfer Agent at 1-800-764-0442 for wiring instructions. You should be prepared to provide the information on the application to the Transfer Agent.

You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Funds.

ADDITIONAL INVESTMENTS: Shareholders may add to their account at any time by purchasing shares by mail or by wire according to the above instructions. Shareholders should notify the Transfer Agent at 1-800-764-0442 prior to sending their wire. The remittance form which is attached to a shareholder's individual account statement should, if possible, accompany any investment made through the mail. Every purchase request must include a shareholder's account registration number in order to assure that funds are credited properly.


--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 48

AUTOMATIC INVESTMENT PLAN: You may make regular investments in the Funds with the Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

TAX SHELTERED RETIREMENT PLANS: Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact your adviser for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable.

                              HOW TO REDEEM SHARES

Redemptions By Mail: You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                             ICON Funds
                             Mutual Fund Services
                             Post Office Box 701
                             Milwaukee, Wisconsin  53201

"Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions in excess of $25,000, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Firstar Mutual Fund Services, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

Redemptions By Telephone: If an election is made on the investment application (or subsequently in writing), you may redeem any part of your account in any Fund by calling the Transfer Agent at 1-800-764-0442. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 49

The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving, and in a timely fashion responding to, telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Special Redemption Arrangements: Special arrangements may be made by institutional investors or on behalf of accounts established by brokers, advisers, banks or similar institutions to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call 1-800-764-0442.

Additional Information: If you are not certain of the requirements for a redemption, please call the Transfer Agent at 1-800-764-0442. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed, or when trading is restricted for any reason other than its customary weekend or holiday closing, or under any emergency circumstances, as determined by the SEC, the Funds may suspend redemptions or postpone payment dates.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds reserve the right to require any shareholder to redeem all of his or her shares in the Funds on 30 days' written notice if the value of his or her shares in the Fund is less than $5,000 due to redemption, or other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares to the minimum amount within the 30 day period. Each share is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

The Funds have the authority to redeem existing accounts and to refuse a potential account if the Fund reasonably determines that the failure to redeem, or to prohibit, would have a material adverse consequence to the Fund and its shareholders.

                              HOW TO MAKE EXCHANGES

Shares of a Fund may be exchanged for shares of any other ICON Fund based on the respective net asset values of each Fund involved. An exchange may be made by following the redemption procedure described above under "How to Redeem Shares" or if a telephone redemption has been elected, by calling the transfer agent at 1-800-764-0442. An exchange


--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 50
order is treated the same as a redemption followed by a purchase and may result in a capital gain or loss for tax purposes.


                              FINANCIAL HIGHLIGHTS

The financial highlights for each Fund will help you understand each Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Funds' annual report, which is available without charge upon request. The Financial Highlights should be read in conjunction with the financial statements and notes included in the annual report.















--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 51



                                FINANCIAL HIGHLIGHTS
                              ICON BASIC MATERIALS FUND

For the period from May 5, 1997 (commencement of operations) through September 30, 1997 and the fiscal years ended September 30, 1998 and 1999:

                                                   1999           1998           1997
                                               ----------------------------------------
Net Asset Value, Beginning of Period           $     6.58     $    10.90     $    10.00
Income from Investment Operations:
  Net Investment Income (loss)                       0.02           0.02          (0.01)
Net Gains or (Losses) on Securities
     (both realized and unrealized)                  0.74          (4.08)          0.91
                                               ----------------------------------------
Total from Investment Operations                     0.76          (4.06)          0.90
Less Dividends and Distributions:
     Dividends (from net investment income)         (0.03)          0.00           0.00
     Distributions in excess of net investment
         income                                      0.00           0.00           0.00
     Distributions (from net realized gain)          0.00          (0.26)          0.00
     Distributions in excess of net realized
         gain                                        0.00           0.00           0.00
                                               ----------------------------------------
Total Distributions                                 (0.03)         (0.26)          0.00

Net Asset Value, End of Period                 $     7.31     $     6.58     $    10.90

Total Return                                        11.65%        (37.45)%         9.00%**

Net Assets, End of Period (000's)              $   26,373     $   17,318     $   50,251
Average Net Assets for the Period (000's)      $   17,145     $   27,117     $   45,001
Ratio of Expenses to Average Net Assets              1.45%          1.33%          1.45%*
Ratio of Net Investment Income (loss) to
  Average Net Assets                                 0.16%          0.08%         (0.24)%*
Portfolio Turnover Rate                            118.29%        106.70%         32.35%

     *    Annualized
     **   Total Return for periods less than one year is not annualized



--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 52



                                FINANCIAL HIGHLIGHTS
                            ICON CONSUMER CYCLICALS FUND

For the period from July 9, 1997 (commencement of operations) through September 30, 1997 and the fiscal years ended September 30, 1998 and 1999:

                                                   1999          1998            1997
                                               ----------------------------------------
Net Asset Value, Beginning of Period           $     7.87     $    10.96     $    10.00
Income from Investment Operations:
  Net Investment Income (loss)                       0.00          (0.01)         (0.01)
Net Gains or (Losses) on Securities
     (both realized and unrealized)                  2.04          (3.08)          0.97
                                               ----------------------------------------
Total from Investment Operations                     2.04          (3.09)          0.96
Less Dividends and Distributions:
   Dividends (from net investment income)            0.00           0.00           0.00
   Distributions in excess of net investment
         income                                      0.00           0.00           0.00
   Distributions (from net realized gain)            0.00           0.00           0.00
   Distributions in excess of net realized
         gain                                       (0.24)          0.00           0.00
                                               ----------------------------------------
Total Distributions                                 (0.24)          0.00           0.00


Net Asset Value, End of Period                 $     9.67     $     7.87     $    10.96

Total Return                                        25.78%        (28.26)%         9.60%**

Net Assets, End of Period (000's)              $   54,351     $   49,003     $   20,916
Average Net Assets for the Period (000's)      $   58,294     $   39,883     $   19,876
Ratio of Expenses to Average Net Assets              1.35%          1.37%          1.89%*
Ratio of Net Investment Income (loss) to
   Average Net Assets                               (0.46)%        (0.36)%        (0.67)%*
Portfolio Turnover Rate                             27.83%         72.42%          0.00%


*    Annualized
**   Total Return for periods less than one year is not annualized



--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 53


                              FINANCIAL HIGHLIGHTS
                                ICON ENERGY FUND

For the period from November 5, 1997 (commencement of operations) through September 30, 1998 and for the fiscal year ended September 30, 1999:

                                                       1999          1998
                                                   -------------------------
Net Asset Value, Beginning of Period               $     6.35     $    10.00
Investment from Investment Operations:
  Net Investment Income (loss)                           0.01           0.06
Net Gains or (Losses) on Securities
    (both realized and unrealized)                       1.69          (3.71)
                                                   -------------------------
Total from Investment Operations                         1.70          (3.65)
Less Dividends and Distributions:
  Dividends (from net investment income)                (0.05)          0.00
  Distributions in excess of net investment
         income                                          0.00           0.00
  Distributions (from net realized gain)                 0.00           0.00
  Distributions in excess of net realized
         gain                                           (0.02)          0.00
                                                   -------------------------
Total Distributions                                     (0.07)          0.00

Net Asset Value, End of Period                     $     7.98     $     6.35

Total Return                                            27.28%        (36.50%)**

Net assets, End of Period (000's)                  $   19,230     $   12,335
Average Net Assets for the Period (000's)          $   13,801     $   21,128
Ratio of Expenses to Average Net Assets                  1.45%          1.20%*
Ratio of Net Investment Income (loss) to
  Average Net Assets                                    (0.26%)         0.51%*
Portfolio Turnover Rate                                 34.41%        112.62%


*    Annualized
**   Total Return for periods less than one year is not annualized



--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 54



                                FINANCIAL HIGHLIGHTS
                            ICON FINANCIAL SERVICES FUND

For the period from July 1, 1997 (commencement of operations) through September 30,
1997 and the fiscal years ended September 30, 1998 and 1999:

                                                 1999            1998          1997
                                              ----------------------------------------
Net Asset Value, Beginning of Period          $     9.37     $    10.51     $    10.00
Income from Investment Operations:
  Net Investment Income (loss)                      0.02           0.04           0.01
Net Gains or (Losses) on Securities
  (both realized and unrealized)                    1.05          (1.14)          0.50
                                              ----------------------------------------

Total from Investment Operations                    1.07          (1.10)          0.51
Less Dividends and Distributions:
  Dividends (from net investment income)           (0.04)         (0.01)          0.00
  Distributions in excess of net investment
         income                                    (0.02)          0.00           0.00
  Distribution (from net realized gain)            (1.39)         (0.03)          0.00
  Distributions in excess of net realized
         gain                                       0.00           0.00           0.00
                                              ----------------------------------------
Total Distributions                                (1.45)         (0.04)          0.00

Net Asset Value, End of Period                $     8.99     $     9.37     $    10.51

Total Return                                       10.05%        (10.46%)         5.10**

Net Assets, End of Period (000's)             $    5,483     $   17,211     $   32,237
Average Net Assets for the Period (000's)     $   10,415     $   28,304     $   29,803
Ratio of Expenses to Average Net Assets             1.58%          1.33%          1.70%*
Ratio of Net Investment Income (loss) to
  Average Net Assets                                0.09%          0.35%          0.12%*
Portfolio Turnover Rate                            53.29%         87.68%          0.00%


*    Annualized
**   Total Return for periods less than ne year is not annualized



--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 55



                                FINANCIAL HIGHLIGHTS
                                ICON HEALTHCARE FUND

For the period from February 24, 1997 (commencement of operations) through September 30,
1997 and the fiscal years ended September 30, 1998 and 1999:

                                                 1999            1998           1997
                                              ----------------------------------------
Net Asset value, Beginning of Period          $    11.39     $    11.78     $    10.00
Income from Investment Operations:
  Net investment income (loss)                      0.00           0.02          (0.04)
Net Gains or (Losses) on Securities
  (both realized and unrealized)                   (0.25)          0.35           1.82
                                              ----------------------------------------

Total from Investment Operations                   (0.25)          0.37           1.78
Less Dividends and Distributions
  Dividends (from net investment income)            0.00           0.00           0.00
  Distributions in excess of net investment
         income                                     0.00           0.00           0.00
  Distribution (from net realized gain)            (3.16)         (0.76)          0.00
  Distributions in excess of net realized
         gain                                       0.00           0.00           0.00
                                              ----------------------------------------
Total Distributions                                (3.16)         (0.76)          0.00

Net Asset Value, End of Period                $     7.98     $    11.39     $    11.78

Total Return                                       (5.34%)         3.77%         17.80%**

Net Assets, End of Period (000's)             $   24,550     $   31,153     $   77,307

Average Net Assets for the Period (000's)     $   29,272     $   56,620     $   59,164

Ratio of Expenses to Average Net Assets             1.40%          1.24%          1.45%*
Ratio of Net Investment Income (loss) to
  Average Net Assets                               (0.83%)        (0.13%)        (0.80%)*
Portfolio Turnover Rate                            85.99%         52.16%         71.81%


*    Annualized
**   Total Return for periods less than one year is not annualized





--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 56



                                FINANCIAL HIGHLIGHTS
                                  ICON LEISURE FUND


For the period from May 9, 1997 (commencement of operations) through September 30, 1997 and the fiscal years ended September 30, 1998 and 1999:

                                                     1999           1998           1997
                                                 ----------------------------------------
Net Asset Value, Beginning of Period             $    11.79     $    11.35     $    10.00
Income from Investment Operations:
  Net Investment Income (loss)                         0.10           0.02          (0.01)
Net Gains or (Losses) on Securities
  (both realized and unrealized)                       1.61           0.45           1.36
                                                 ----------------------------------------
Total from Investment Operations                       1.71           0.47           1.35
Less Dividends and Distributions:
     Dividends (from net investment income)           (0.24)          0.00           0.00
     Distributions in excess of net investment
         income                                       (0.03)          0.00           0.00
     Distributions (from net realized gain)           (1.18)         (0.03)          0.00
     Distributions in excess of net realized
         gain                                          0.00           0.00           0.00
                                                 ----------------------------------------
Total Distributions                                   (1.45)         (0.03)          0.00

Net Asset Value, End of Period                   $    12.05     $    11.79     $    11.35

Total Return                                          14.76%          4.18%         13.50%**

Net Assets, End of Period (000's)                $   31,559     $   54,426     $   66,608
Average Net Assets for the Period (000's)        $   40,054     $   74,443     $   45,444
Ratio of Expenses to Average Net Assets                1.38%          1.30%          1.48%*
Ratio of Net Investment Income (loss) to
  Average Net Assets                                  (0.12%)         0.07%         (0.36%)*
Portfolio Turnover Rate                               49.22%         34.17%          2.52%


*    Annualized
**   Total Return for periods less than one year is not annualized





--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 57



                                FINANCIAL HIGHLIGHTS
                                ICON TECHNOLOGY FUND

For the period from February 19, 1997 (commencement of operations) through September 30,
1997 and the fiscal years ended September 30, 1998 and 1999:

                                                  1999           1998          1997
                                              ----------------------------------------
Net Asset Value, Beginning of Period          $     9.20     $    12.96     $    10.00
Income from Investment Operations:
  Net Investment Income (loss)                      0.00          (0.06)         (0.05)
Net Gains or (Losses) on Securities
   (both realized and unrealized)                  10.58          (3.31)          3.01
                                              ----------------------------------------
Total from Investment Operations                   10.58          (3.37)          2.96
Less Dividends and Distributions:
  Dividends (from net investment income)            0.00           0.00           0.00
  Distributions in excess of net investment
         income                                     0.00           0.00           0.00
  Distributions (from net realized gain)           (0.78)         (0.39)          0.00
  Distributions in excess of net realized
         gain                                       0.00           0.00           0.00
                                              ----------------------------------------
Total Distributions                                (0.78)         (0.39)          0.00

Net Asset Value, End of Period                $    19.00     $     9.20     $    12.96

Total Return                                      119.53%        (26.17%)        29.60%**

Net Assets, End of Period (000's)             $   55,126     $   60,494     $   41,849
Average Net Assets for the Period (000's)     $   66,977     $   73,057     $   29,766
Ratio of Expenses to Average Net Assets             1.37%          1.31%          1.47%*
Ratio of Net Investment Income (loss) to
  Average Net Assets                               (1.06%)        (0.99%)        (0.88)%*
Portfolio Turnover Rate                            31.75%         31.68%         44.57%


*    Annualized
**   Total Return for periods less than one year is not annualized




--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 58



                                FINANCIAL HIGHLIGHTS
                       ICON TELECOMMUNICATION & UTILITIES FUND

For the period from July 9, 1997 (commencement of operations) through September 30, 1997 and the fiscal years ended September 30, 1998 and 1999:

                                                 1999          1998           1997
                                              ---------------------------------------
Net Asset Value, Beginning of Period          $   14.17     $    10.63     $    10.00
Income from Investment Operations:
  Net Investment Income (loss)                     0.83           0.31           0.06
Net Gains or (Losses) on Securities
  (both realized and unrealized)                   1.18           3.28           0.57
                                              ---------------------------------------
Total from Investment Operations                   2.01           3.59           0.63
Less Dividends and Distributions:
  Dividends (from net investment income)          (1.02)         (0.04)          0.00
  Distributions in excess of net investment
         income                                    0.00           0.00           0.00
  Distributions (from net realized gain)          (5.12)         (0.01)          0.00
  Distributions in excess of net realized
         gain                                      0.00           0.00           0.00
                                              ---------------------------------------
Total Distributions                               (6.14)         (0.05)          0.00

Net Asset Value, End of Period                $   10.04     $    14.17     $    10.63

Total Return                                      15.25%         33.88%          6.30%**

Net Assets, End of Period (000's)             $   7,129     $   23,749     $   20,422
Average Net Assets for the Period (000's)     $   9,825     $   36,698     $   19,230
Ratio of Expenses to Average Net Assets            1.59%          1.34%          1.91%*
Ratio of Net Investment Income (loss) to
  Average Net Assets                               1.84%          2.12%          1.62%*
Portfolio Turnover Rate                           18.85%        155.72%          2.55%


*    Annualized
**   Total Return for periods less than one year is not annualized



--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 59



                                FINANCIAL HIGHLIGHTS
                              ICON TRANSPORTATION FUND

For the period from May 9, 1997 (commencement of operations) through September 30, 1997 and the fiscal years ended September 30, 1998 and 1999:

                                                   1999          1998           1997
                                               ----------------------------------------
Net Asset Value, Beginning of Period           $     9.45     $    12.40     $    10.00
Income from Investment Operations:
  Net investment income (loss)                       0.01           0.01           0.00
Net Gains or (Losses) on Securities
     (both realized and unrealized)                  1.63          (2.71)          2.40
                                               ----------------------------------------
Total from Investment Operations                     1.64          (2.70)          2.40
Less Dividends and Distributions:
     Dividends (from net investment income)         (0.02)         (0.01)          0.00
     Distributions in excess of net investment
         income                                      0.00           0.00           0.00
     Distributions (from net realized gain)         (0.76)         (0.24)          0.00
     Distributions in excess of net realized
         gain                                        0.00           0.00           0.00
                                               ----------------------------------------
Total Distributions                                 (0.78)         (0.25)          0.00

Net Asset Value, End of Period                 $    10.31     $     9.45     $    12.40

Total Return                                        16.89%        (22.08%)        24.00%**

Net Assets, End of Period (000's)              $   21,004     $   11,318     $   22,531
Average Net Assets for the Period (000's)      $   24,387     $   17,975     $   19,459
Ratio of Expenses to Average Net Assets              1.41%          1.41%          1.61%*
Ratio of Net Investment Income (loss) to
  Average Net Assets                                 0.10%          0.08%         (0.04%)*
Portfolio Turnover Rate                             47.97%         10.62%         15.97%


*    Annualized
**   Total Return for periods less than one year is not annualized



--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 60



                                FINANCIAL HIGHLIGHTS
                                ICON ASIA REGION FUND

For the period from February 25, 1997 (commencement of operations) through September 30,
1997 and the fiscal years ended September 30, 1998 and 1999:

                                                  1999          1998           1997
                                              ----------------------------------------
Net Asset Value, Beginning of Period          $     6.09     $     9.94     $    10.00
Income from Investment Operations:
  Net investment income (loss)                     (0.01)         (0.04)         (0.01)
Net Gains or (Losses) on Securities
  (both realized and unrealized)                    4.79          (3.81)         (0.05)
                                              ----------------------------------------
Total from Investment Operations                    4.78          (3.85)         (0.06)

Less Dividends and Distributions:
   Dividends (from net investment income)           0.00           0.00           0.00
   Distributions in excess of net investment
         income                                     0.00           0.00           0.00
   Distributions (from net realized gain)            0.00           0.00           0.00
   Distributions in excess of net realized
         gain                                       0.00           0.00           0.00
                                              ----------------------------------------
Total Distributions                                 0.00           0.00           0.00

Net Asset Value, End of Period                $    10.87     $     6.09     $     9.94

Total Return                                       78.49%        (38.73%)        (0.60)%**

Net Assets, End of Period (000's)             $   33,564     $   26,730     $   58,279
Average Net Assets for the Period (000's)     $   29,191     $   45,361     $   45,191
Ratio of Expenses to Average Net Assets             1.59%          1.65%          1.66%*
Ratio of Net Investment Income (loss) to
  average net assets                               (0.57%)        (0.45%)        (0.23)%*
Portfolio Turnover Rate                            62.82%         69.57%          0.00%



*    Annualized
**   Total Return for periods less than one year is not annualized



--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 61



                                FINANCIAL HIGHLIGHTS
                            ICON NORTH EUROPE REGION FUND

For the period from February 18, 1997 (commencement of operations) through September 30,
1997 and the fiscal years ended September 30, 1998 and 1999:

                                                     1999           1998           1997
                                                 ----------------------------------------
Net Asset Value, Beginning of Period             $    11.63     $    11.06     $    10.00
Income from Investment Operations:
  Net investment income (loss)                        (0.05)         (0.02)          0.07
Net Gains or (Losses) on Securities
  (both realized and unrealized)                       1.51           0.79           0.99
                                                 ----------------------------------------
Total from Investment Operations                       1.46           0.77           1.06

Less Dividends and Distributions:
     Dividends (from net investment income)           (0.17)         (0.06)          0.00
     Distributions in excess of net investment
         income                                        0.00           0.00           0.00
     Distributions (from net realized gain)           (1.18)         (0.14)          0.00
     Distributions in excess of net realized
         gain                                          0.00           0.00           0.00
                                                 ----------------------------------------
 Total Distributions                                  (1.35)         (0.20)          0.00

Net Asset Value, End of Period                   $    11.74     $    11.63     $    11.06

Total Return                                          12.78%          7.00%         10.60%**

Net Assets, End of Period (000's)                $   23,971     $   39,726     $   49,947
Average Net Assets for the Period (000's)        $   30,993     $   49,406     $   36,212
Ratio of Expenses to Average Net Assets                1.59%          1.54%          1.66%*
Ratio of Net Investment Income (loss) to
  Average Net Assets                                   0.25%          0.41%          1.34%*
Portfolio Turnover Rate                               50.36%         57.84%         13.89%


*    Annualized
**   Total Return for periods less than one year is not annualized




--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 62



                                FINANCIAL HIGHLIGHTS
                            ICON SOUTH EUROPE REGION FUND

For the period from February 20, 1997 (commencement of operations) through September 30,
1997 and the fiscal years ended September 30, 1998 and 1999:

                                                   1999          1998             1997
                                               ------------------------------------------
Net Asset Value, Beginning of Period           $   11.87     $    11.90        $    10.00
Income from Investment Operations:
  Net investment income (loss)                      0.02          (0.23)             0.10
Net Gains or (Losses) on Securities
  (both realized and unrealized)                    1.06           0.93              1.80
                                               ------------------------------------------
Total from Investment Operations                    1.08           0.70              1.90
Less Dividends and Distributions:
   Dividends (from net investment income)           0.00          (0.07)             0.00
   Distributions in excess of net investment
         income                                    (0.03)          0.00              0.00
   Distributions (from net realized gain)          (2.80)         (0.66)             0.00
   Distributions in excess of net realized
         gain                                       0.00           0.00              0.00
                                               ------------------------------------------
Total Distributions                                (2.83)         (0.73)             0.00

Net Asset Value, End of Period                 $   10.12     $    11.87        $    11.90

Total Return                                        6.41%          6.11%            19.00%**

Net Assets, End of Period (000's)              $   5,298     $    9,452        $   21,088
Average Net Assets for the Period (000's)      $   8,107     $   20,263        $   15,055
Ratio of Expenses to Average Net Assets             1.81%          1.56%***          1.69%*
Ratio of Net Investment Income (loss) to
  Average Net Assets                               (0.53%)        (0.26%)***         1.92%*
Portfolio Turnover Rate                            70.65%        113.55%             7.29%


*    Annualized
**   Total Return for periods less than one year is not annualized
***  Includes reimbursement for fees and expenses. If these fees and expenses had not been reimbursed, the ratio of expenses to average net assets would have been 2.10% and the ratio of net investment income to average net assets would have been (0.79%)



--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 63



                                FINANCIAL HIGHLIGHTS
                          ICON SHORT-TERM FIXED INCOME FUND

For the period from February 7, 1997 (commencement of operations) through September 30, 1997 and the fiscal years ended September 30, 1998 and 1999:

                                                 1999               1998              1997
                                              -----------------------------------------------
Net Asset Value, Beginning of Period          $    9.79         $    10.03        $     10.00
Income from Investment Operations:
  Net investment income (loss)                     0.43               0.76               0.47
Net Gains or (Losses) on Securities
  (both realized and unrealized)                  (0.12)             (0.14)              0.03
                                              -----------------------------------------------
Total from Investment Operations                   0.31               0.62               0.50
Less Dividends and Distributions:
  Dividends (from net investment income)          (0.65)             (0.53)             (0.47)
  Distributions in excess of net investment
         income                                    0.00               0.00               0.00
  Distributions (from net realized gain)          (0.30)             (0.33)              0.00
  Distributions in excess of net realized
         gain                                      0.00               0.00               0.00
                                              -----------------------------------------------
Total Distributions                               (0.95)             (0.86)             (0.47)

Net Asset Value, End of Period                $    9.15         $     9.79        $     10.03

Total Return                                       3.54%              6.55%              3.18%**

Net Assets, End of Period (000's)             $   5,111         $    5,350        $    81,382
Average Net Assets for the Period (000's)     $   4,658         $   17,542        $   128,897
Ratio of Expenses to Average Net Assets            1.06%****          0.11%***           1.10%*
Ratio of Net Investment Income (loss) to
  Average Net Assets                               4.42%****          5.66%***           4.66%*
Portfolio Turnover Rate                           53.22%            163.75%            297.62%



*    Annualized
**   Total Return for periods less than one year is not annualized
***  Includes change in accounting estimate. If this change had not been made the ratio of expenses to average net assets would have been 0.84% and the ratio of net investment income to average net assets would have been 4.93%.
**** Includes change in accounting estimate. If this change had not been made the ratio of expenses to average net assets would have been 1.48% and the ratio of net investment income to average net assets would have been 4.00%.


--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 64


                                   ICON FUNDS

FOR FURTHER INFORMATION


More information about the Funds is available to you free of charge. The Funds' Annual and Semi-Annual Reports contain the Funds' financial statements, portfolio holdings, and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance in these reports. In addition, a current Statement of Additional Information (SAI) containing more detailed information about the Funds and their policies has been filed with the Securities and Exchange Commission and is incorporated by reference as part of this Prospectus. You can request copies of the Annual and Semi-Annual Reports and the SAI from the ICON
Funds:

BY TELEPHONE       Call 1-888-389-4266

BY MAIL            ICON Funds
                   c\o Meridian Investment Management Corporation 12835 East Arapahoe Road, Tower II
                   Englewood, Colorado  80112

IN PERSON          Meridian Investment Management Corporation
                   12835 East Arapahoe Road, Tower II
                   Englewood, Colorado  80112

ON THE INTERNET    www.iconfunds.com or text-only
                   versions of fund documents can be
                   viewed or downloaded from the
                   Securities and Exchange Commission's
                   internet site at www.sec.gov

BY MAIL, E-MAIL OR IN PERSON FROM THE      Visit, write or e-mail:
SECURITIES AND EXCHANGE COMMISSION         SEC's Public Reference Section
(YOU WILL PAY A COPYING FEE)               Washington, D.C. 20549-6009
                                           (202) 942-8090
                                           e-mail address: publicinfo@sec.gov







                                              ICON Funds' SEC File No. 811-07883


--------------------------------------------------------------------------------
ICON Funds    Prospectus Page 65

                                   ICON FUNDS

                                JANUARY 20, 2000



                       STATEMENT OF ADDITIONAL INFORMATION





                     ICON Basic Materials Fund
                     ICON Capital Goods Fund
                     ICON Consumer Cyclicals Fund
                     ICON Consumer Staples Fund
                     ICON Energy Fund
                     ICON Financial Services Fund
                     ICON Healthcare Fund
                     ICON Leisure Fund
                     ICON Technology Fund
                     ICON Telecommunication & Utilities Fund
                     ICON Transportation Fund

                     ICON Asia Region Fund
                     ICON South Pacific Region Fund
                     ICON North Europe Region Fund
                     ICON South Europe Region Fund
                     ICON Western Hemisphere Fund

                     ICON Short-Term Fixed Income Fund





This Statement of Additional Information is not a prospectus. It relates to the Prospectus for the ICON Funds listed above, dated January 20, 2000, as it may be amended or supplemented from time to time. The SAI should be read in conjunction with the Prospectus and Annual Reports, all of which may be obtained by writing the Advisor at 12835 E. Arapahoe Road Tower II, PH, Englewood, CO 80112 or by calling 1-888-389-4266.


ICON Funds    Statement of Additional Information

                                TABLE OF CONTENTS


THE ICON FUNDS                                                                 3

INVESTMENT POLICIES AND RESTRICTIONS                                           3

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
         AND RISK CONSIDERATIONS                                               5

TEMPORARY DEFENSIVE POSITION                                                  14

PORTFOLIO TURNOVER                                                            15

TRUSTEES AND OFFICERS                                                         15

PRINCIPAL SHAREHOLDERS                                                        16

THE INVESTMENT ADVISOR                                                        17

ADMINISTRATIVE SERVICES                                                       18

CUSTODIAN                                                                     19

TRANSFER AGENT                                                                19

INDEPENDENT ACCOUNTANTS AND COUNSEL                                           19

DISTRIBUTOR                                                                   19

PORTFOLIO TRANSACTIONS-BROKERAGE ALLOCATION                                   19

PURCHASE AND REDEMPTION OF SHARES                                             20

DETERMINATION OF SHARE OFFERING PRICE                                         21

TAX STATUS                                                                    21

OTHER TAX CONSIDERATIONS                                                      23

CALCULATION OF PERFORMANCE DATA                                               24
         Total Return                                                         25
         Yield                                                                26
         Non-standardized Total Return                                        26

ADDITIONAL INFORMATION ABOUT THE FUNDS                                        26

FINANCIAL STATEMENTS                                                          28



ICON Funds    Statement of Additional Information

                                 THE ICON FUNDS

The ICON Funds is a no-load, no 12b-1 fee mutual fund registered with the SEC. It was organized as a "business trust" under the laws of the Commonwealth of Massachusetts in September 19, 1996. There are numerous series within the Funds. Each series represents a separate non-diversified portfolio of securities.

                      INVESTMENT POLICIES AND RESTRICTIONS

The Prospectus describes the investment objective of each of the Funds and the principal investment policies and strategies used to achieve that objective. It also describes the principal risks of investing in each Fund.

This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.

Each Fund has adopted investment restrictions as fundamental and policies. These restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. This means the lesser of (i) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or (ii) more than 50% of the Fund's outstanding shares.

No Fund may:

     (1)  Issue senior securities.

     (2) Borrow money, except that the Fund may borrow not in excess of 33 1/3% of the total assets of the Fund from banks as a temporary measure for extraordinary purposes.

     (3)  Underwrite the securities of other issuers.

     (4) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities or companies which invest in real estate).

     (5) Engage in the purchase or sale of commodities or commodity contracts, except that the Funds may invest in financial and currency futures contracts and related options for bona fide hedging purposes and to provide exposure while attempting to reduce transaction costs.

     (6) Lend its assets, except that purchases of debt securities in furtherance of the Fund's investment objectives will not constitute lending of assets, and except that the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's net assets.


ICON Funds    Statement of Additional Information

     (7) Purchase any security on margin, except that it may obtain short-term credits as are necessary for clearance of securities transactions. This restriction does not apply to bona fide hedging activity utilizing financial futures and related options.

     (8) Make short sales in situations where the security is not owned by a Fund.

     (9) Acquire more than 10% of the voting securities of any one issuer.

     (10) Invest more than 5% of the value of its total assets, with respect to 50% of a Fund, in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote:

No Fund may:

     (11) Invest in companies for the purpose of exercising control of management.

     (12) Hypothecate, pledge, or mortgage any of its assets, except to secure loans as a temporary measure for extraordinary purposes and except as may be required to collateralize letters of credit to secure state surety bonds.

     (13) Invest more than 15% of its net assets in illiquid securities.

     (14) Invest in oil, gas or other mineral leases.

     (15) In connection with bona fide hedging activities, invest more than 5% of its assets as initial margin deposits or premiums for futures contracts and provided that said Funds may enter into futures contracts and option transactions only to the extent that obligations under such contracts or transactions represent not more than 100% of a Fund's assets.

     (16) Invest in shares issued by other investment companies except for cash management purposes and as permitted under applicable laws and regulations.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of these restrictions.


ICON Funds    Statement of Additional Information

                  ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
                             AND RISK CONSIDERATIONS

This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques it may use, as described in the Prospectus.

Equity Securities: Except for the Short-Term Fixed Income Fund, each Fund may invest in equity securities, including common stocks, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities. Equity securities may be issued by either established, well-capitalized companies or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the-counter market.

Debt Securities: Each Fund may temporarily invest in short-term debt securities. Each Fund will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Debt securities are generally considered to be interest rate sensitive. This means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

Corporate Debt Securities: Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Fund will only invest in corporate debt securities rated A or higher by Standard & Poor's Corporation or Moody's Investors Services, Inc.

U.S. Treasury Obligations: U.S. Treasury obligations consist of bills, notes, and bonds issued by the U.S. Treasury as well as separately traded interest and principal components parts of those obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") that are transferable through the federal book-entry system.

U.S. Treasury STRIPS: U.S. Treasury STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security for both accounting and tax purposes. Because of these features, those securities may be subject to greater interest rate volatility than interest-paying investments.

U.S. Government Obligations: U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association
(GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Forward Commitments and Reverse Repurchase Agreements: A Fund will direct its Custodian to place cash or U.S. government obligations in a separate account of the Fund in an amount equal to the commitments of the Funds to purchase or


ICON Funds    Statement of Additional Information
repurchase securities as a result of its forward commitment or reverse repurchase agreement obligations. With respect to forward commitments to sell securities, the Fund will direct its Custodian to place the securities in a separate account. A Fund will direct its Custodian to segregate such assets for when, as and if issued commitments only when it determines that issuance of the security is probable. When a separate account is maintained, the securities deposited in the separate account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. To the extent funds are in a separate account, they will not be available for new investment or to meet redemptions.

Commitments to purchase securities on a when, as and if issued basis will not be recognized in the portfolio of a Fund until the Advisor determines that issuance of the security is probable. At such time, a Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily.

Securities purchased on a forward commitment basis and subject to reverse repurchase agreements are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way; i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve a higher level of income, a Fund remains substantially fully invested at the same time that it has purchased on a forward commitment basis or entered into reverse repurchase transactions, there will be a possibility that the market value of the Fund's assets will have greater fluctuation.

Leveraging: Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

Put and Call Options: Each Fund may purchase and sell futures contracts and options (i) to hedge against changes in market conditions; and (ii) to provide market exposure while attempting to reduce transaction costs.

Purchasing Put Options: Each Fund may purchase put options on portfolio securities to hedge against adverse movements in the prices of these securities. A put option gives the buyer of the option, upon payment of a premium, the right to sell a security to the writer of the option on or before a fixed date at a predetermined price. A Fund will realize a gain from the exercise of a put option if, during the option period, the price of the security declines by an amount in excess of the premium paid. A Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the security increases or does not decrease by more than the premium.

By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including


ICON Funds    Statement of Additional Information
specific securities, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the "strike" price. A Fund also may terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's "strike" price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying prices do not rise sufficiently to offset the cost of the option.

Writing Put Options: When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the "strike" price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the "strike" price while the option is outstanding, regardless of price changes, and must continue to segregate assets to cover its position.

If the underlying prices rise, a put writer would generally expect to profit. Although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, the writer also may profit, because it should be able to close out the option at a lower price. If the underlying prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the "strike" price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if the underlying prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the "strike" price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.

Purchasing Call Options: Each Fund may purchase call options on securities which each Fund intends to purchase to take advantage of anticipated positive movements in the prices of these securities. Each Fund will realize a gain from the exercise of a call option if, during the option period, the price of the underlying security to be purchased increases by more than the amount of the premium paid. A Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the underlying security decreases or does not increase by more than the premium.


ICON Funds    Statement of Additional Information

Selling (or Writing) Covered Call Options: Each Fund may sell (or write) covered call options on portfolio securities to hedge against adverse movements in the prices of these securities. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price, referred to as the strike price. If the price of the hedged security should fall or remain below the strike price, the Fund will not be called upon to deliver the security, and the Fund will retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. The hedge provided by writing covered call options is limited to a price decline in the security of no more than the option premium received by the Fund for writing the option. If the security owned by the Fund appreciates above the option's strike price, the Fund will generally be called upon to deliver the security, which will prevent the Fund from receiving the benefit of any price appreciation above the strike price.

Combined Positions: A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one "strike" price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes: Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests.

Options and futures prices also can diverge from the prices of their underlying instruments or precious metals, even if the underlying instruments or precious metals match the Fund's investment well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument or precious metal, and the time remaining until expiration of the contract, which may not affect the security or the precious metal prices the same way. Imperfect correlation also may result from: differing levels of demand in the options and futures markets and the securities or precious metal markets, structural differences in how options and futures and securities or precious metal are traded, or imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities or precious metal it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities or precious metals, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts: There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their "strike" prices are not close to the underlying instrument or precious metal's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not


ICON Funds    Statement of Additional Information
liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions also could be impaired. In addition, one of the requirements for qualification as a regulated investment company for tax purposes in that less than 30% of the Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Fund may be restricted in effecting closing transactions within three months after entering into an option or futures contract.

Closing Transactions: Each Fund may dispose of an option written by the Fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option purchased by the Fund by entering into a "closing sale transaction" for an identical option. In each case, the closing transaction will have the effect of terminating the rights of the option holder and the obligations of the option purchaser and will result in a gain or loss to the Fund based upon the relative amount of the premiums paid or received for the original option and the closing transaction. A Fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.

Limitations: Each Fund will purchase and sell only options that are listed on a securities exchange or quoted on NASDAQ. A Fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased and written by the Fund would exceed 5% of the Fund's total assets. A Fund will not effect a futures or option transaction, if immediately thereafter, the aggregate value of the Fund's securities subject to outstanding call options would exceed 100% of the value of the Fund's total assets.

Index Futures Contracts and Related Options: In order to remain fully invested, and to reduce transaction costs, each Fund may purchase and sell index futures contracts or purchase and sell options thereon as a hedge against changes in market conditions. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar or other currency amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities are made.

Segregated Assets and Covered Positions: When purchasing a stock index futures contract, selling an uncovered call option, or purchasing securities on a when-issued or delayed delivery basis, a Fund will restrict cash, which may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When purchasing securities on a when-issued or delayed delivery basis, the amount of restricted cash or liquid securities will be at least equal to the Fund's when-issued or delayed delivery commitments.

The restricted cash or liquid securities will either be identified as being restricted in a Fund's accounting records or physically segregated in a separate account at Firstar Trust Company, the Fund's custodian. For the purpose of determining the adequacy of the liquid securities which have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by a Fund.


ICON Funds    Statement of Additional Information

Fund assets need not be segregated if a Fund "covers" the futures contract or call option sold. For example, the Fund could cover a futures or forward contract which it has sold short by owning the securities or currency underlying the contract. A Fund may also cover this position by holding a call option permitting the Fund to purchase the same futures or forward contract at a price no higher than the price at which the sell position was established. A Fund could cover a call option which it has sold by holding the same currency or security (or, in the case of a stock index, a portfolio of stock substantially replicating the movement of the index) underlying the call option. The Fund may also cover by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the Fund. The Fund could cover a call option which it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The Fund could also cover a call option which it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

OTC Options: Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and "strike" price, the terms of over-the-counter options i.e., options not traded on exchanges ("OTC options"), generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The risk of illiquidity also is greater with OTC options, since these options generally can be closed out only by negotiation with the other party to the option.

Illiquid Investments: Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of a Fund's investments and, through reports from the Advisor, the Board monitors trading activity in illiquid investments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Trust to be illiquid include repurchase agreements not entitling the holder to payments of principal and interest within seven days, over-the-counter options, and restricted securities. However, with respect to OTC options which the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. If, through a change in values, net assets or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Foreign Securities: Each International Fund invests in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from those securities, can change significantly when foreign currencies strengthen or weaken relative to


ICON Funds    Statement of Additional Information
the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Further, prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to those restrictions.

Foreign Currency Transactions: Investments in foreign companies usually involve use of currencies of foreign countries. A Fund also may hold cash and cash-equivalent investments in foreign currencies. The value of the Fund's assets as measured in U.S. dollars will be affected by changes in currency exchange rates and exchange control regulations. The Fund may, as appropriate markets are developed, but is not required to, engage in currency transactions including cash market purchases at the spot rates, forward currency contracts, exchange listed currency futures, exchange listed and over-the-counter options on currencies, and currency swaps for two purposes. One purpose is to settle investment transactions. The other purpose is to try to minimize currency risks.

All currency transactions involve a cost. Although foreign exchange dealers generally do not charge a fee, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Commissions are paid on futures options and swaps transactions, and options require the payment of a premium to the seller.

A forward contract involves a privately negotiated obligation to purchase or sell at a price set at the time of the contract with delivery of the currency generally required at an established future date. A futures contract is a standardized contract for delivery of foreign currency traded on an organized exchange that is generally settled in cash. An option gives the right to enter into a contract. A swap is an agreement based on a nominal amount of money to exchange the differences between currencies.


ICON Funds    Statement of Additional Information

The Fund will generally use spot rates or forward contracts to settle a security transaction or handle dividend and interest collection. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a spot rate or forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A Fund may use forward or futures contracts, options, or swaps when the investment manager believes the currency of a particular foreign country may suffer a substantial decline against another currency. For example, it may enter into a currency transaction to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the securities transactions and the value of securities involved generally will not be possible. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term strategy is highly uncertain.

A Fund will not enter into a foreign forward contract for a term of more than one year or for purposes of speculation. Investors should be aware that hedging against a decline in the value of a currency in this manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. Furthermore, hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise. Foreign forward contracts may, from time to time, be considered illiquid, in which case they would be subject to a Fund's limitation on investing in illiquid securities.

A Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which a Fund has (or expects to have) portfolio exposure.

A Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and simultaneously buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked securities.

A Fund will not enter into a currency transaction or maintain an exposure as a result of the transaction when it would obligate a Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating the transaction. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitment.

On the settlement date of the currency transaction, a Fund may either sell portfolio securities and make delivery of the foreign currency or retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting position. It is impossible to forecast what the market value of portfolio securities will be on the settlement date of a currency transaction. Accordingly, it may be necessary for the Fund to buy


ICON Funds    Statement of Additional Information
additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the securities are less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio securities if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The Fund will realize gains or losses on currency transactions.

The Fund may also buy put options and write covered call options on foreign currencies to try to minimize currency risks. The risk of buying an option is the loss of premium. The risk of selling (writing) an option is that the currency option will minimize the currency risk only up to the amount of the premium, and then only if rates move in the expected direction. If this does not occur, the option may be exercised and a Fund would be required to buy the underlying currency at the loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates. All options written on foreign currencies will be covered; that is, the Fund will own securities denominated in the foreign currency, hold cash equal to its obligations or have contracts that offset the options.

The Fund may construct a synthetic foreign currency investment, sometimes called a structured note, by (a) purchasing a money market instrument which is a note denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because the availability of a variety of highly liquid short-term U.S. dollar market instruments, or notes, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency.

Securities Issued on a When-Issued or Delayed Delivery Basis: Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (often a month or more later). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring those securities, but the Fund may sell these securities before the settlement date if is deemed advisable. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and Fund bears the risk of market value fluctuations. Each Fund maintains, in a segregated account, cash, U.S. Government securities, or other high-grade portfolio securities readily convertible into cash having an aggregate value at least equal to the amount of purchase commitments.

Repurchase Agreements: Each Fund may invest in repurchase agreement. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. Any repurchase transaction in which the Fund engages will require collateralization


ICON Funds    Statement of Additional Information
equal to at least 102% of the Seller's obligation during the entire term of the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is the Fund's current policy to limit repurchase agreement transactions to those parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor.

Illiquid and Rule 144A Securities: Each Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Certain restricted securities that are not registered for sale to the general public, but that can be resold to dealers or institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing limitation if a liquid institutional trading market exists. The liquidity of a Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Trust's Board of Trustees has delegated to the Advisor, the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the Board.

Loans of Portfolio Securities: Each Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and will require that proxies and other materials be provided in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. A Fund will not lend securities with an aggregate market value of more than one-thir of the Fund's net assets.

Restricted Securities: Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where the registration is required, a Fund holding restricted securities may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

                          TEMPORARY DEFENSIVE POSITION

In seeking its primary investment objective of capital appreciation, a Fund may expect that it generally will hold investments for at least six months. However, if the Advisor concludes that economic, market, or industry conditions warrant major adjustments in any Fund's investment positions or if unusual market conditions or developments dictate the taking of a temporary defensive position in short-term money market instruments, changes may be made without regard to the length of time an investment has been held, or whether a sale results in profit or loss, or a purchase results in the reacquisition of an investment which may have only recently been sold by the Fund.


ICON Funds    Statement of Additional Information

                               PORTFOLIO TURNOVER

The Advisor buys and sells securities for the Funds to accomplish its investment objectives. The Funds' investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The Funds' investments may also be traded to take advantage of perceived short-term disparities in market values or yields among securities of comparable quality and maturity. A change in the securities held by a Fund is known as "portfolio turnover." It is anticipated that portfolio turnover for each fund will generally not exceed 100%. However, the Funds are to be used by other investment advisers allocating client assets between various sectors or countries. If those advisers move client assets in and out of a Fund, that Fund's portfolio turnover rate could be significantly greater. Portfolio turnover rates for prior fiscal periods are set forth in the "Financial Highlights" portion of the prospectus.

                              TRUSTEES AND OFFICERS

The Funds are supervised by a board of Trustees who are responsible for major decisions about the Funds' policies and overall Fund oversight. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.


------------------------------------------------------------------------------------------------------
Name, Age and Address          Position                  Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------
Craig T. Callahan *            President and Trustee     President of Meridian Management & Research
Age: 48                        (Since Inception)         Corporation, President and Chief Investment
52 Glenmoor Way                                          Officer of the Advisor, and President of
Englewood, CO 80110                                      Meridian Clearing Corporation, the principal
                                                         underwriter for the Funds.
------------------------------------------------------------------------------------------------------
R. Michael Sentel              Trustee,                  Attorney for U.S. Department of Education
Age: 51                        Audit Committee Member    since October 1996; owner of Sentel & Company
15663 Wedge Way                (Since Inception)         from 1994 to present; Counsel (Section Chief)
Morrison, CO 80465                                       of Professional Liability Section of FDIC's
                                                         Litigation Division from 1991 to 1994.
------------------------------------------------------------------------------------------------------
James W. Hire                  Trustee,                  Principal of Hire & Associates since 1988.
Age: 51                        Audit Committee Member
1383 Solitude Lane             (Since Inception)
Evergreen, CO 80439
------------------------------------------------------------------------------------------------------
Glen F. Bergert                Trustee,                  President, Venture Capital Management LLC
Age:  49                       Audit Committee Member    since 1997; Partner, KPMG Peat Marwick, LLP
1010 Brentwater Road           (Since February 1999)     from 1979 to 1997.
Camp Hill, PA 17011
------------------------------------------------------------------------------------------------------
Erik L. Jonson, CPA            Vice President and        Chief Financial Officer and Secretary of
Age: 50                        Chief Financial Officer,  Meridian Management & Research Corporation,
9465 West Geddes Place         Chief Accounting          owner of Erik L. Jonson, CPA from 1986 to
Littleton, CO 80112            Officer                   1996.
------------------------------------------------------------------------------------------------------


ICON Funds    Statement of Additional Information

                                     Page 15

------------------------------------------------------------------------------------------------------
Name, Age and Address          Position                  Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------
Deborah Zele Urtz              Chief Compliance          Chief Compliance Officer of the Advisor,
Age: 35                        Officer                   Financial and Operations Principal of
5928 E. Weaver Circle                                    Meridian Clearing Corporation, the principal
Englewood, CO 80111                                      underwriter of the Funds; 14 years experience
                                                         in securities industry in operations and
                                                         compliance.
------------------------------------------------------------------------------------------------------
Robin B. Shipman               Vice President            Since December 1, 1998: General Counsel and
Age:  43                       and Secretary             Assistant Secretary to Meridian Management &
3952 S. Carson St., Unit 206   (Since February 1999)     Research Corporation; General Counsel,
Aurora, CO. 80014                                        Vice-President and Assistant Secretary to the
                                                         Advisor; General Counsel to Meridian Clearing
                                                         Corporation; Senior Enforcement Attorney,
                                                         U.S. Securities and Exchange Commission from
                                                         December 1988 through November 1998.
------------------------------------------------------------------------------------------------------

The compensation paid to the Trustees of the Trust during the fiscal year ended September 30, 1999, is set forth in the following table. Trustee fees are Trust expenses and each fund of the Trust pays a portion of the Trustee fees.

------------------------------------------------------------------------------------------------------
                     Aggregate      Pension or Retirement   Estimated Annual   Total Compensation from
                     Compensation   Accrued As Part of      Benefits Upon      Trust (the Trust is not
Name                 from Trust     Fund Expenses           Retirement         in a Fund Complex)
------------------------------------------------------------------------------------------------------
Craig T. Callahan              $0                     $0                  $0                        $0
------------------------------------------------------------------------------------------------------
R. Michael Sentel          $8,000                     $0                  $0                    $8,000
------------------------------------------------------------------------------------------------------
James W. Hire              $8,000                     $0                  $0                    $8,000
------------------------------------------------------------------------------------------------------
Glen F. Bergert            $6,000                     $0                  $0                    $6,000
------------------------------------------------------------------------------------------------------
TOTAL                     $24,000                     $0                  $0                   $24,000
------------------------------------------------------------------------------------------------------

                             PRINCIPAL SHAREHOLDERS

As of December 31, 1999, no person owned, beneficially or of record, more than 5% of the outstanding shares of any of the Funds except:

                                       Fund                         Amount owned
                                       -----------------------------------------
   Charles Schwab & Co., Inc.,         ICON Energy Fund                   12.45%
   101 Montgomery Street               ICON Financial Services Fund       15.12%
   San Francisco, CA  94104            ICON Technology Fund               14.08%
    (record owner)                     ICON Telecommunication &
                                            Utilities Fund                 7.90%
                                       ICON Transportation Fund            5.57%
                                       ICON Asia Region Fund              28.04%
                                       ICON North Europe Region Fund       9.31%
                                       ICON Short-Term Fixed Income Fund   6.79%

   National Financial Services Corp.   ICON Short-Term Fixed Income Fund   5.84%
   P.O. Box 3908
   Church Street Station
   New York, NY  10008
   (record owner)


ICON Funds    Statement of Additional Information

   Jack White & Company                ICON Asia Region Fund               5.59%
   9191 Towne Centre Drive, Suite 220
   San Diego, California  92122
   (record owner)

   Hunters Creek LLC                   ICON Short-Term Fixed Income Fund  15.80%
   22463 Sunnydale Street
   Saint Clair Shores, MI  48081
   (record owner)

   Resources Trust Corporation
   P.O. Box 5900                       ICON Basic Materials Fund          92.68%
   Denver, Colorado 80217              ICON Consumer Cyclicals Fund       93.55%
   (record owner)                      ICON Energy Fund                   78.68%
                                       ICON Financial Services Fund       81.46%
                                       ICON Healthcare Fund               93.64%
                                       ICON Leisure Fund                  94.82%
                                       ICON Technology Fund               79.42%
                                       ICON Telecommunication &
                                            Utilities Fund                88.63%
                                       ICON Transportation Fund           90.41%
                                       ICON Asia Region Fund              58.29%
                                       ICON North Europe Region Fund      84.40%
                                       ICON South Europe Region Fund      90.51%
                                       ICON Short-Term Fixed Income Fund  51.77%


These broker-dealers and/or trust company custodians hold the shares for the benefit of their customers. The Trust is not aware of any person who beneficially owns more than 5% of the outstanding shares of any of the Funds. As of December 31, 1999, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of any Fund.

                             THE INVESTMENT ADVISOR

The Trust retains Meridian Investment Management Corporation, 12835 East Arapahoe Road, Tower II, Englewood, Colorado 80112 (the "Advisor") to manage each Fund's investments. Meridian is a wholly-owned subsidiary of Meridian Management & Research Corporation ("MM&R"). Prior to January 2, 1999, Michael J. Hart and Dr. Craig T. Callahan each owned 50% of MM&R. Beginning January 2, 1999, Dr. Callahan became the sole owner of MM&R. He may be deemed to control the Advisor due to his ownership of MM&R shares and his position as an officer and director of the Advisor.

As shown in the table above, Mr. Jonson, Ms. Urtz and Ms. Shipman hold positions with both the Advisor, its affiliates, and the Funds, but have no ownership positions with the Adviser or its affiliates.

Under the terms of the Advisory Agreement, the Advisor manages the Funds' investments subject to approval of the Board of Trustees. As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% for the ICON U.S. Equity Funds of the average daily net assets; 1.00% for the ICON Foreign Equity Funds; 0.65% for the ICON Fixed Income Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. The Fund is responsible for the payment of all expenses incurred in connection with the organization and initial registration of shares of a Fund. Below is a table which shows the advisory fees paid from inception.

The Board of Trustees voted (including a majority of the "disinterested Trustees") and shareholder approval was given for the Advisory Agreement through October 1998. The Agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each Fund, as long as it is approved at least annually (i) by a vote of a majority of the outstanding voting securities of such Fund (as defined in the 1940 Act) or (ii) by the Board of Trustees of the Trust, and/or by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party


ICON Funds    Statement of Additional Information
thereto, cast in person at a meeting called for the purpose of voting on such approval. As of the date of this SAI, the Advisory Agreement has been continued through October 2000. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

--------------------------------------------------------------------------------
Advisory Fee Paid to Meridian-Inception through 9-30-97       $ 2,237,124
--------------------------------------------------------------------------------
Advisory Fee Paid to Meridian 10-1-97 through 9-30-98         $ 5,001,160
--------------------------------------------------------------------------------
Advisory Fee Paid to Meridian 10-1-98 through 9-30-99         $ 3,416,898
--------------------------------------------------------------------------------

The Advisor retains the right to use the name "ICON" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "ICON" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act which was repealed in 1999 prohibited banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act was not been clearly defined by the courts or appropriate regulatory agencies, management of a Fund believes that the Glass-Steagall Act did not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

                             ADMINISTRATIVE SERVICES

Under a separate written agreement, Meridian as ("Administrator") provides day-to-day administrative services to the Trust. The Administrator provides the Trust with office space, facilities and simple business equipment, and generally administers the Trust's business affairs and provides the services of executive and clerical personnel for administering the affairs of the Trust. Meridian compensates all personnel, officers and Trustees of the Trust if such persons are employees of the Administrator or its affiliates. From October 1996 until April 1, 1998, the Funds had retained an administrator other than Meridian. In April 1998, the Funds entered into a Co-Administration Agreement with Meridian and the prior administrator. As of March 1, 1999, the Funds have retained Meridian as the Administrator. Below is a table which shows the administration fees paid from inception.

------------------------------------------------------------------------------------
Administrative Fee paid to prior administrator-Inception through 9-30-97    $125,701
------------------------------------------------------------------------------------
Administrative Fee paid to prior administrator 10-1-97 through 9-30-98      $182,127
------------------------------------------------------------------------------------
Administrative Fee paid to Meridian 10-1-97 through 9-30-98                 $ 66,546
------------------------------------------------------------------------------------
Administrative Fee paid to prior co-administrator 10-1-98 through 2-28-99   $ 30,135
------------------------------------------------------------------------------------
Administrative Fee paid to Meridian as co-administrator and administrator
10-1-98 through 9-30-99                                                     $141,461
------------------------------------------------------------------------------------


ICON Funds    Statement of Additional Information

                                    CUSTODIAN

Firstar Bank Milwaukee, Post Office Box 701, Milwaukee, Wisconsin 53201, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

                                 TRANSFER AGENT

Firstar Mutual Fund Services, LLC, Post Office Box 701, Milwaukee, Wisconsin 53201, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL

PricewaterhouseCoopers LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, has been selected as independent accountants for the Trust for the fiscal year ending September 30, 2000. Charles W. Lutter, Jr., 103 Canyon Oaks, San Antonio, Texas 78232, is legal counsel to the Trust.

                                   DISTRIBUTOR

Meridian Clearing Corporation, 12835 E. Arapahoe Road, Tower II, Englewood, Colorado 80112, an affiliate of the Advisor, is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered on a continuous basis.

                  PORTFOLIO TRANSACTIONS - BROKERAGE ALLOCATION

The Advisory Agreement between the Trust and the Advisor requires that the Advisor, in executing portfolio transactions and selecting brokers or dealers, seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided to the Trust and/or other accounts over which the Advisor or an affiliate of the Advisor exercises investment discretion. Under the Advisory Agreement, the Advisor is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Advisor must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by each Fund of the Trust to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Advisor would not be reduced by reason of its receipt of such brokerage and research services. To the extent that research services of value are provided by broker/dealers through or with whom the Trust places portfolio transactions the Advisor may be relieved of expenses which it might otherwise bear.


ICON Funds    Statement of Additional Information

The Trust may, in some instances, purchase securities that are not listed on a national securities exchange or quoted on NASDAQ, but rather are traded in the over-the-counter market. When the transactions are executed in the over-the-counter market, it is intended generally to seek first to deal with the primary market makers. However, the services of brokers will be utilized if it is anticipated that the best overall terms can thereby be obtained. Purchases of newly issued securities usually are placed with those dealers from which it appears that the best price or execution will be obtained. Those dealers may be acting as either agents or principals.

The Funds purchase portfolio securities from broker-dealers in both principal and agency transactions. When a dealer sells a security on a principal basis it is compensated by the "markup" it includes in the price of the security. Listed securities are generally traded on an agency basis and the broker receives a commission for acting as agent. The aggregate dollar amount of brokerage fees paid by the Funds for the most recent fiscal years are as follows:

                                                 1999        1998         1997
                                                 ----        ----         ----
ICON Basic Materials                          $ 91,777     $238,749     $224,797
ICON Capital Goods                                   0            0            0
ICON Consumer Cyclicals                         76,184      138,972       20,267
ICON Consumer Staples                                0            0            0
ICON Energy                                     25,661       69,414            0
ICON Financial Services                         24,563       50,068       22,998
ICON Healthcare                                100,929      121,805      211,695
ICON Leisure                                   128,109       98,876       88,637
ICON Technology                                114,662      105,308       57,749
ICON Telecommunication & Utilities              24,532      121,874       16,438
ICON Transportation                             26,200       14,011       29,534
ICON Asia Region                                65,179      104,289       92,427
ICON North Europe                               93,816      100,757      104,419
ICON South Europe                               33,177      129,283       40,549
ICON South Pacific                                   0            0            0
ICON Western Hemisphere                              0            0            0


                        PURCHASE AND REDEMPTION OF SHARES

There is no sales charge on the purchase of Fund shares. Shares may be purchased by contacting the Transfer Agent at 1-800-764-0442 or simply complete the application form enclosed with the Prospectus. Shares of any Funds may be purchased at the net asset value per share next determined after receipt of the purchase order. Investors may invest any amount as often as they wish; however, the minimum investment in any one Fund is $1,000. Subject to the minimum investment amount, shares may also be purchased by exchange.

The Funds have authorized one or more brokers to accept purchase orders on the Fund's behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Funds' behalf. The Funds will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. A purchase order will be priced at the Fund's Net Asset Value next calculated after the order has been accepted by an authorized broker or the broker's authorized designee.


ICON Funds    Statement of Additional Information

The Funds have also authorized one or more brokers to accept redemption orders on the Funds' behalf. Such brokers are authorized to designate other intermediaries to accept redemption orders on the Fund's behalf. The Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. A redemption order will be priced at the Fund's Net Asset Value next calculated after the order has been accepted by an authorized broker or the broker's authorized designee.

It is possible that in the future conditions may exist which would, in the opinion of the Funds' Advisor, make it undesirable for the Fund to pay for redeemed shares in cash. In such cases, the Advisor may authorize payment to be made in portfolio securities or other property of the Fund. However, the Company is obligated under the 1940 Act to redeem for cash all shares of the Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by the Advisor based on what is in the best interests of the Fund and its shareholders, and are valued at the value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.

Other procedures for purchasing, selling (redeeming) and exchanging Fund shares are described in the Prospectus.

                     DETERMINATION OF SHARE OFFERING PRICE

The price (net asset value) of the shares of a Fund is determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds' securities to materially affect the net asset value. In the event markets close early (such as on the eve of a holiday), net asset value per share will be determined as of such earlier time. The Funds are open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Pricing Shares and Receiving Sales Proceeds" in the Prospectus.

                                   TAX STATUS

Taxation of the Funds -- in General

As stated in its prospectus, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at


ICON Funds    Statement of Additional Information
least 98% of its net capital gains for the twelve-month period ending on October 31 and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Funds intend to make such distributions as are necessary to avoid imposition of this excise tax.

Taxation of the Funds' Investments

The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test, and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and time rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

Taxation of the Shareholder

Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividends during the following January. To the extent that a Fund's net investment income does not arise from dividends on domestic common or preferred stock, the Funds' distributions will not qualify for the 70% corporate dividends-received deduction.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares just prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

A shareholder of a Fund should be aware that a redemption of shares (including any exchange into another Portfolio) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long term capital gain recognized.


ICON Funds    Statement of Additional Information

                            OTHER TAX CONSIDERATIONS

Distributions to shareholders may be subject to additional state, local and non-U.S. taxes, depending on each shareholder's particular tax situation. Shareholders subject to tax in certain states may be exempt from state income tax on distributions made by a Fund to the extent such distributions are derived from interest on direct obligations of the United States Government. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of a Fund.

There is a possibility that a foreign country (e.g. China with exchange control regulations) may restrict or limit the ability of the Fund to distribute net investment income or the proceeds from the sale of its investments to its shareholders. Those kind of restrictions or limitations could impact the Fund's ability to meet the distribution requirements described above.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" for U.S. Federal income tax purposes, and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" it receives from the foreign corporation or any gain it derives from the disposition of those shares, even if that income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional tax in the nature of an interest charge with respect to deferred taxes arising from those distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a "passive foreign investment company" will not give rise to any deduction or credit to the Fund or any shareholder. If the Fund owns shares in a "passive foreign investment company" and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. This type of income would be subject to the distribution requirements described above even if the Fund did not receive any income to distribute.

Currency Fluctuations - "Section 988" Gains or Losses
Under the IRS Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects those receivables or pays those liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies or from the disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the currency or security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's net investment income (which includes, among other things, dividends, interest and net short-term capital gains in excess of net long-term capital losses, net of expenses) available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If section 988 losses exceed other net investment income during a taxable year, any distributions made by the Fund could be re-characterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares. To the extent that those distributions exceed those shareholder's basis, they will be treated as a gain from the sale of shares. As discussed below, certain gains or losses with respect to forward foreign currency contracts, over-the-counter options or foreign currencies and certain options graded on foreign exchanges will also be treated as section 988 gains or losses.


ICON Funds    Statement of Additional Information

Forward currency contracts and certain options entered into by the Fund may create "straddles" for U.S. Federal income tax purposes and this may affect the character of gains or losses realized by the Fund on forward currency contracts or on the underlying securities and cause losses to be deferred. Transactions in forward currency contracts may also result in the loss of the holding period of underlying securities. The Fund may also be required to "mark-to-market" certain positions in its portfolio (i.e., treat them as if they were sold at year end). This could cause the Fund to recognize income without having the cash to meet the distribution requirements.

Foreign Taxes
Income received by the Fund from sources within other countries in which the issuers of securities purchased by the Fund are located, may be subject to withholding and other taxes imposed by those countries.

If the Fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the Fund expects to meet the requirements of the Code for "passing-through" to its shareholders those foreign taxes paid. However, there can be no assurance that the Fund will be able to do so. Under the Code, if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible for an election with the IRS to "pass-through" to the Fund's shareholders the amount of foreign income and withholding taxes paid by the Fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund; (2) treat his pro rata share of foreign taxes as having been paid by him; and (3) either deduct his pro rata share of foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, the notification will designate (a) the shareholder's portion of the foreign taxes paid to each country; and (b) the portion of dividends that represents income derived from sources within each country.

The amount of foreign taxes for which a shareholder may claim a credit in any year is subject to an overall limitation which is applied separately to "passive income," which includes, among other types of income, dividends and interest. However this limitation does not apply to individual shareholders to the extent of limits established under the code.

The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                         CALCULATION OF PERFORMANCE DATA

UNDERSTANDING PERFORMANCE INFORMATION

This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports, advertisements, promotional materials, and the media. Each of the Funds may compare its performance to that of other mutual funds with similar investment objectives and to stock or other indices. Past performance is not representative of future performance.


ICON Funds    Statement of Additional Information

Total Return tells you how much an investment in a Fund has changed in value over a given time period. It reflects any net increase or decrease in the share price, and assumes that all dividends and capital gains (if any) paid during the period were re-invested in additional shares.

Cumulative Total Return is the actual return of an investment for a specific time period. A cumulative return does not reflect how much the value of the investment may have fluctuated during the period.

Average Annual Return is hypothetical and should not be confused with actual yearly results. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period.

Total Return

A Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                        n
                  P(1+T) = ERV

                      Where:  P    =   a hypothetical $1,000 initial investment
                              T    =   average annual total return
                              n    =   number of years
                              ERV  =   ending redeemable value at the end of the
                                       applicable period of the hypothetical
                                       $1,000 investment made at the beginning
                                       of the applicable period.

The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

Pursuant to Item 21 of Form N-1A the Trust is providing average annual Total Returns for the active funds for the 1 year period ended September 30, 1999.


------------------------------------------------------------------------
                                                      1999
Fund                                        Average Annual Total Return
------------------------------------------------------------------------
ICON Basic Materials Fund                             11.65
------------------------------------------------------------------------
ICON Consumer Cyclicals Fund                          25.78
------------------------------------------------------------------------
ICON Energy Fund                                      27.28
------------------------------------------------------------------------
ICON Financial Services Fund                          10.05
------------------------------------------------------------------------
ICON Healthcare Fund                                  (5.34)
------------------------------------------------------------------------
ICON Leisure Fund                                     14.76
------------------------------------------------------------------------
ICON Technology Fund                                 119.53
------------------------------------------------------------------------
ICON Telecommunication & Utilities Fund               15.25
------------------------------------------------------------------------
ICON Transportation Fund                              16.89
------------------------------------------------------------------------
ICON Asia Region Fund                                 78.49
------------------------------------------------------------------------
ICON North Europe Region Fund                         12.78
------------------------------------------------------------------------
ICON South Europe Region Fund                          6.41
------------------------------------------------------------------------
ICON Short-Term Fixed Income Fund                      3.54
------------------------------------------------------------------------


ICON Funds    Statement of Additional Information

A Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

Yield

A Fund may also advertise performance in terms of a 30 day yield quotation. The 30 day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                                           6
                   YIELD   = 2 [(A - B + 1)  - 1]
                                 ---------
                                     CD

                   Where:  A  =  dividends and interest earned during the period
                           B  =  expenses accrued for the period (net of
                                 reimbursement)
                           C  =  the average daily number of shares outstanding
                                 during the period that were entitled to receive dividends
                           D  =  the maximumoffering price per share on the last
                                 day of the period

The yield for the 30-day period ended September 30, 1999 for the Short-Term Fixed-Income Fund was 2.652985%.

Non-standardized Total Return

A Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide non-standardized total return results for differing periods, such as for the most recent six months. Such non-standardized total return is computed as otherwise described under "Total Return" except that no annualization is made.

                   ADDITIONAL INFORMATION REGARDING THE FUNDS

The assets received by the Trust from the issue or sale of shares of each of the Funds, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such Fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular Fund, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.


ICON Funds    Statement of Additional Information

Each share of each of the Funds represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each Fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

The Trustees have exclusive power, without the requirement of shareholder approval, to issue series of shares without par value, each series representing interests in a separate portfolio, or divide the shares of any portfolio into classes, each class having such different dividend, liquidation, voting and other rights as the Trustees may determine, and may establish and designate the specific classes of shares of each portfolio. Before establishing a new class of shares in an existing portfolio, the Trustees must determine that the establishment and designation of separate classes would not adversely affect the rights of the holders of the initial or previously established and designated class or classes.

As described in the prospectus, under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. In addition, after the Trustees were initially elected by the shareholders, the Trustees became a self-perpetuating body. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). On matters affecting any individual Fund, a separate vote of that Fund would be required. Shareholders of any Fund are not entitled to vote on any matter which does not affect their Fund but which requires a separate vote of another Fund.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights. Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Funds and Meridian have adopted a strict Code of Ethics that limits directors, officers, investment personnel and other Meridian employees in investing in securities for their own accounts. The Code complies in all material respects with the Investment Company Act of 1940. The Code requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Funds or the Advisor's other clients. With certain exceptions, the Code of Ethics requires pre-clearance of personal securities transactions and imposes restrictions and reporting requirements upon such transactions. Among others, the code of ethics provides an exemption from the pre-approval requirement for "de minimis" transactions or transactions involving no more than $5,000. The Funds and Meridian carefully monitor compliance with the Code of Ethics. The Code is available upon request by calling 1-888-389-ICON or writing:


ICON Funds    Statement of Additional Information

                   Meridian Investment Management Corporation
                       12835 East Arapahoe Road, Tower II
                            Englewood, Colorado 80112

                              FINANCIAL STATEMENTS

(1) The audited financial highlights with respect to the following series of the ICON Funds for the year ended September 30, 1999 and for the period from the commencement of operations through September 30, 1997 and 1998, are found in Part A of this Registration Statement.

SERIES  COMMENCEMENT OF OPERATIONS
ICON Short-Term Fixed Income Fund February 7, 1997
ICON North Europe Region Fund February 18, 1997
ICON South Europe Region Fund February 20, 1997
ICON Healthcare Fund February 24, 1997
ICON Asia Region Fund February 25, 1997
ICON Technology Fund February 19, 1997
ICON Basic Materials Fund May 5, 1997
ICON Leisure Fund May 9, 1997
ICON Transportation Fund May 9, 1997
ICON Financial Services Fund July 1, 1997
ICON Consumer Cyclicals Fund July 9, 1997
ICON Telecommunication & Utilities Fund July 9, 1997

At September 30, 1999, the following funds had not yet commenced operations:
ICON Capital Goods Fund, ICON Consumer Staples Fund, ICON South Pacific Region Fund, and ICON Western Hemisphere Fund.

The financial statements for the fiscal period ended September 30, 1999, are hereby incorporated by reference from the Annual Report to Shareholders of that date which has been delivered with this Statement of Additional Information, unless previously provided. In that case, the Trust will promptly provide another copy, free of charge, upon request to:


                      Meridian Investment Management Corporation
                      12835 East Arapahoe Road, Tower II
                      Englewood, Colorado  80112

                                       OR

                              call 1-888-389-ICON


ICON Funds    Statement of Additional Information

--------------------------------------------------------------------------------
                                     PART C

                                OTHER INFORMATION
--------------------------------------------------------------------------------
                                   ICON FUNDS

PART C.        OTHER INFORMATION

ITEM 23.       EXHIBITS


     (a) (1) Master Trust Agreement dated September 19, 1996, is incorporated by reference from Registrant's Initial Registration Statement on Form N-1A filed with the Commission on October 28, 1996 (the "Initial Registration Statement").

          (2) Amendment No. 1 to Master Trust Agreement dated October 24, 1996, is incorporated by reference from Registrant's Initial Registration Statement.

          (3) Amendment No. 2 to the Master Trust Agreement dated December 18, 1996, incorporated by reference from Pre-effective amendment No. 1 to registrant's registration statement on Form N-1A filed with the Commission on December 19, 1996 ("Pre-effective Amendment").

          (4) Amendment No. 3 to the Master Trust Agreement dated February 18, 1999, is filed herewith.

     (b) By-Laws dated October 9, 1996, are incorporated by reference from Registrant's Initial Registration Statement.

     (c) Relevant parts, including Article V of the Master Trust Agreement dated September 19, 1996, is incorporated by reference from Registrant's Initial Registration Statement. Other instruments defining rights of security holders - Not applicable.

     (d) Advisory Agreement between Registrant and Meridian Investment Management Corporation dated October 9, 1996, is incorporated by reference from Registrant's Initial Registration Statement.

     (e) Distribution Agreement among Registrant, Meridian Investment Management Corporation, and Meridian Clearing Corp dated December 1, 1998 is filed herewith.

     (f)       Bonus or profit sharing contracts - Not applicable

     (g) Custodian Agreement between Registrant and Firstar Trust Company, including Global Custody arrangement with Chase Manhattan Bank is incorporated by reference from Registrant's Initial Registration Statement.

     (h) (1) Administrative Services Agreement Between Registrant and Meridian Investment Management Corporation dated March 1, 1999, is filed herewith.

          (2) Transfer Agent Agreement between Registrant and Firstar Trust Company dated October 9, 1996, is incorporated by reference from Registrant's Initial Registration Statement.

          (3) Fund Accounting Servicing Agreement between Registrant and Firstar Trust Company dated October 9, 1996, is incorporated by reference from Registrant's Initial Registration Statement.

     (i) Opinion and Consent of Lynch, Brewer, Hoffman & Sands, LLP, Attorneys at Law, is filed herewith.

     (j)  (1)  Consent of PricewaterhouseCoopers LLP, is filed herewith.

          (2)  Power of Attorney for Trustees and Officers is filed herewith.

     (k)       Omitted financial statements - Not applicable.

     (l) Copy of Letter of Initial Stockholder is incorporated by reference to the Pre-effective Amendment.

     (m,o)     Rules 12b-1 and 18f-3 plans - Not applicable.

     (o) Code of Ethics for ICON Funds, the Advisor and related entities is filed herewith.

ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

          Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration Statement at the section entitled "Administrative Services", "The Investment Advisor" and "Distributor".

ITEM 25.       INDEMNIFICATION

          Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 26.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          Registrant's investment adviser, administrator and distributor is incorporated by reference to the Prospectus and SAI contained in Part A and Part B of this Registration Statement at the sections entitled "Organization and Management of the Fund" in the Prospectus, and "The Investment Advisor", "Administrative Services" and "Distributor" in the SAI.

ITEM 27.       PRINCIPAL UNDERWRITERS

          Meridian Clearing Corp. is the Registrant's principal underwriter. It receives no commissions or other compensation as underwriter. It is not an underwriter for any other investment company. Craig T. Callahan, 12835 East Arapahoe Road, Tower II, Englewood, Colorado 80112, owns 100% of the firm. Dr. Callahan is a trustee, officer and President of the Funds, and owns 100% of the Advisor and is its President.

ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS

          Accounts, books and other documents required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 12835 East Arapahoe, Tower II, Englewood, Colorado 80112 and/or by the Registrant's Custodian, transfer and shareholder service agent, Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 29.       MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

          None.

ITEM 30.       UNDERTAKINGS

          Not Applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Englewood, State of Colorado, on the 19th day of January, 2000.



                                           ICON Funds


                                           By: /s/ Craig T. Callahan
                                           ----------------------
                                           President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on January 19, 2000 by the following persons in the capacities indicated.


/s/ Craig T. Callahan
-------------------------------------   President and Trustee
CRAIG T. CALLAHAN

/s/ R. Michael Sentel*
-------------------------------------    Trustee
R. MICHAEL SENTEL

/s/ James W. Hire*
-------------------------------------    Trustee
JAMES W. HIRE

/s/ Glen F. Bergert*
-------------------------------------    Trustee
GLEN F BERGERT

/s/ Erik L. Jonson
-------------------------------------    Vice President and
ERIK L. JONSON                           Chief Accounting Officer
                                         Chief Financial Officer


*  By: /s/Charles W. Lutter, Jr.
       -------------------------
       Charles W. Lutter, Jr.
       Attorney-in-Fact